                               United States
                    Securities and Exchange Commission
                          Washington, D.C. 20549

                                Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

                                 811-6511

                   (Investment Company Act File Number)

                    Regions Morgan Keegan Select Funds
      _______________________________________________________________

            (Exact Name of Registrant as Specified in Charter)

                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7010

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 11/30/03

               Date of Reporting Period: Six months ended 5/31/03

Item 1.     Reports to Stockholders

[Logo of Regions Morgan Keegan Select Funds]

COMBINED SEMI-ANNUAL REPORT

Dated May 31, 2003

Government Money Market Fund
Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount

			Value
Government Agencies--51.4%

		Federal Home Loan Bank--7.2%

$5,500,000	(1)	1.000%-1.300%, 8/4/2003-6/7/2004	$5,495,947
		Federal National Mortgage Association--44.2%

34,000,000	(1)	1.000%, 6/3/2003-9/25/2003

			33,954,581

			39,450,528

U.S. Treasury Obligations--20.2%

		U.S. Treasury Bills--20.2%

15,500,000	(1,2)	1.000%, 6/5/2003-11/20/2003 (at amortized cost)

			15,475,895

Repurchase Agreements--27.9%

$10,000,000		Repurchase agreement with Fuji Government Securities, Inc., dated 5/30/03, due 6/2/03 at 1.200%, collateralized by U.S. Treasury Notes, due 8/1/04 (repurchase proceeds $10,001,000) (cost of $10,000,000)

			$10,000,000
11,407,625		Repurchase agreement with GX Clarke & Co., dated 5/30/03, due 6/2/03 at 1.290%, collateralized by U.S. Treasury Bills, due 11/20/03 (repurchase proceeds $11,408,851) (cost of $11,407,625)

			11,407,625

		Total Repurchase Agreements (at amortized cost)

			21,407,625

		Total Investments--99.5% (at amortized cost)(2)

			76,334,048

		Other assets and liabilities--Net--0.5%

			390,324

		Total Net Assets--100.0%

			$76,724,372

(1) Yield at date of purchase.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Treasury Money Market Fund
Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount

			Value
U.S. Treasury Obligations--95.8%
		U.S. Treasury Bills--92.3%
$800,000,000	(1)	1.000%, 6/5/2003-11/20/2003	$798,728,308

		U.S. Treasury Notes--3.5%
30,000,000	(1)	3.625%, 8/31/2003	30,180,769

		Total U.S. Treasury Obligations (at amortized cost)	828,909,077

Shares

			Value
Mutual Funds--3.9%
11,343,993		Federated U.S. Treasury Cash Reserves Fund	$11,343,993
4,801,067		Goldman Sachs Fund Square Trust	4,801,067
17,943,114		Provident Institutional Federal Security Portfolio	17,943,114

		Total Mutual Funds (at net asset value)	34,088,174

		Total Investments--99.7% (at amortized cost)(2)	862,997,251

		Other Assets and Liabilities--Net--0.3%	2,354,044

		Total Net Assets--100.0%	$865,351,295

(1) Yield at date of purchase.

(2) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Limited Maturity Government Fund
Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount

		Value
Corporate Bonds--13.3%
	Capital Markets--2.1%
$2,000,000	Merrill Lynch & Co., Inc., 4.540%, 3/8/2005	$2,094,800
2,000,000	Morgan Stanley, 5.625%, 1/20/2004	2,055,640

	Total	4,150,440

	Commercial Banks--1.1%
2,000,000	Bank of America Corp., 5.250%, 2/1/2007	2,197,120

	Computers & Peripherals--1.4%
2,500,000	International Business Machines Corp., 4.875%, 10/1/2006	2,724,700

	Diversified Financial Services--2.1%
2,000,000	Citigroup, Inc., 5.700%, 2/6/2004	2,057,840
2,000,000	J.P. Morgan & Co., Inc., 5.750%, 2/25/2004	2,063,060

	Total	4,120,900

	Diversified Financials--3.3%
2,000,000	General Electric Capital Corp., 2.850%, 1/30/2006	2,046,820
2,000,000	General Electric Capital Corp., 5.375%, 3/15/2007	2,207,820
2,000,000	International Lease Finance Corp., 4.375%, 12/15/2005	2,084,400

	Total	6,339,040

	Household Products--1.1%
2,000,000	Procter & Gamble Co., 6.600%, 12/15/2004	2,156,200

	Oil & Gas--1.1%
2,000,000	ChevronTexaco Corp., 6.625%, 10/1/2004	2,139,480

	Pharmaceuticals--1.1%
2,000,000	Abbott Laboratories, 5.600%, 10/1/2003	2,029,020

	Total Corporate Bonds (identified cost $24,616,990)	25,856,900

Government Agencies--40.8%
	Federal Home Loan Bank System--16.5%
5,000,000	3.250%, 8/15/2005	5,188,200
Government Agencies--Continued
	Federal Home Loan Bank System--Continued
$3,000,000	3.850%, 7/22/2005	$3,010,260
3,000,000	4.000%, 2/15/2005	3,135,330
3,500,000	4.125%, 5/13/2005	3,682,980
3,500,000	4.375%, 2/15/2005	3,679,900
3,000,000	4.625%, 8/13/2004	3,121,200
4,000,000	4.875%, 5/14/2004	4,144,560
4,000,000	5.125%, 9/15/2003	4,046,360
2,000,000	5.375%, 1/5/2004	2,050,660

	Total	32,059,450

	Federal Home Loan Mortgage Corporation--5.3%
5,000,000	3.750%, 4/15/2004	5,114,500
5,000,000	3.875%, 2/15/2005	5,215,050

	Total	10,329,550

	Federal National Mortgage Association--19.0%
5,000,000	2.875%, 10/15/2005	5,153,900
3,000,000	2.950%, 12/6/2005	3,055,410
3,000,000	3.125%, 8/15/2005	3,010,050
3,000,000	3.400%, 8/15/2005	3,011,700
4,000,000	4.375%, 10/15/2006	4,323,520
3,000,000	4.450%, 5/3/2005	3,077,520
4,000,000	4.750%, 11/14/2003	4,066,320
3,000,000	4.750%, 3/15/2004	3,085,890
4,000,000	5.125%, 2/13/2004	4,111,960
4,000,000	6.500%, 8/15/2004	4,251,600

	Total	37,147,870

	Total Government Agencies (identified cost $77,285,653)	79,536,870

U.S. Treasury--31.0%
	U.S. Treasury Notes--31.0%
5,000,000	1.500%, 2/28/2005	5,023,450
5,000,000	1.625%, 4/30/2005	5,032,050
5,000,000	1.750%, 12/31/2004	5,042,950
4,000,000	2.000%, 5/15/2006	4,050,640
5,000,000	3.000%, 1/31/2004	5,062,100
4,000,000	3.000%, 11/15/2007	4,150,640
5,000,000	3.250%, 5/31/2004	5,104,700
2,000,000	3.250%, 8/15/2007	2,098,120
U.S. Treasury--Continued
	U.S. Treasury Notes--Continued
$5,000,000	3.500%, 11/15/2006	$5,291,400
5,000,000	3.625%, 3/31/2004	5,101,950
4,000,000	5.250%, 5/15/2004	4,155,320
3,000,000	5.375%, 6/30/2003	3,010,440
3,000,000	5.500%, 5/31/2003	3,000,000
4,000,000	6.000%, 8/15/2004	4,230,000

	Total U.S. Treasury (identified cost $59,238,110)	60,353,760

Repurchase Agreement--14.3%
$27,894,187	Repurchase agreement with GX Clarke & Co., dated 5/30/03, due 6/2/03 at 1.290%, collateralized by U.S. Treasury Bills, due 9/25/03 (repurchase proceeds $27,897,186) (cost of $27,894,187)	$27,894,187

	Total Investments--99.4% (identified cost $189,034,940)(1)	193,641,717

	Other Assets and Liabilities--Net 0.6%	1,126,747

	Total Net Assets--100.0%	$194,768,464

(1) The cost of investments for federal tax purposes amounts to $189,109,503.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Fixed Income Fund
Portfolio of Investments

May 31, 2003 (unaudited)

Principal Amount

		Value
Corporate Bonds--27.1%
	Consumer Discretionary--1.0%
	Hotels, Restaurants & Leisure--0.1%
$250,000	McDonald's Corp., Note, Series MTNE, 6.50%, 8/1/2007	$287,850

	Media--0.9%
250,000	Walt Disney Co., Sr. Note, 5.62%, 12/1/2008	267,462
3,000,000	Washington Post Co., Note, 5.50%, 2/15/2009	3,348,090

	Total	3,615,552

	Total Consumer Discretionary	3,903,402

	Consumer Staples--3.7%
	Beverages--0.1%
250,000	Anheuser-Busch Cos., Inc., Note, 6.75%, 11/1/2006	256,212

	Food & Staples Retailing--0.1%
250,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 6.875%, 8/10/2009	302,330
250,000	Wal-Mart Stores, Inc., Unsecd. Note, 7.50%, 5/15/2004	264,640

	Total	566,970

	Food Products--2.5%
3,000,000	Campbell Soup Co., Note, 6.90%, 10/15/2006	3,473,250
5,000,000	Sara Lee Corp., Note, 5.95%, 1/20/2005	5,351,150
250,000	Sara Lee Corp., Note, Series MTNB, 6.40%, 6/9/2005	273,190
250,000	Sara Lee Corp., Note, Series MTNC, 6.00%, 1/15/2008	283,908

	Total	9,381,498

	Household Products--0.1%
250,000	First Brands Corp., Sr. Note, Series B, 7.25%, 3/1/2007	290,597

	Personal Products--0.9%
3,000,000	Avon Products, Inc., Sr. Note, 6.55%, 8/1/2007	3,452,400

	Total Consumer Staples	13,947,677

Corporate Bonds--Continued
	Energy--1.5%
	Oil & Gas--1.5%
$2,000,000	Atlantic Richfield Co., Note, 5.90%, 4/15/2009	$2,317,560
3,000,000	ChevronTexaco Corp., Note, 6.625%, 10/1/2004	3,209,220

	Total Energy	5,526,780

	Financials--17.0%
	Capital Markets--6.6%
4,500,000	BP Capital Markets PLC, Note, 4.625%, 5/27/2005	4,763,295
5,000,000	J.P. Morgan Chase & Co., Sub. Note, 6.50%, 1/15/2009	5,582,850
4,000,000	Merrill Lynch & Co., Inc., Note, 2.94%, 1/30/2006	4,080,920
3,000,000	Merrill Lynch & Co., Inc., Note, Series MTNB, 4.54%, 3/8/2005	3,142,200
2,000,000	Morgan Stanley, Sr. Unsub., 5.625%, 1/20/2004	2,055,640
250,000	Morgan Stanley, Unsub., 6.75%, 4/15/2011	295,895
5,000,000	Morgan Stanley Group, Inc., 5.30%, 3/1/2013	5,383,300

	Total	25,304,100

	Commercial Banks--2.1%
3,000,000	Bank of America Corp., 3.875%, 1/15/2008	3,148,920
250,000	Chase Manhattan Corp., Note, 6.375%, 4/1/2008	286,862
4,000,000	Wells Fargo & Co., Note, 5.90%, 5/21/2006	4,442,960

	Total	7,878,742

	Consumer Finance--1.5%
300,000	American Express Co., Sr. Unsub., 6.75%, 6/23/2004	316,629
250,000	Ford Motor Credit Co., Unsecd. Note, 7.50%, 6/15/2004	261,390
250,000	Household Finance Corp., Note, 6.75%, 5/15/2011	290,410
1,000,000	Household Finance Corp., Sr. Note, 5.875%, 2/1/2009	1,123,390
3,000,000	Household Finance Corp., Unsecd. Note, 5.75%, 1/30/2007	3,317,580
Corporate Bonds--Continued
	Financials--Continued
	Consumer Finance--Continued
$250,000	Sears Roebuck Acceptance Corp., Note, Series MTN4, 6.10%, 2/24/2004	$255,625

	Total	5,565,024

	Diversified Financial Services--2.5%
200,000	Associates Corp. of North America, Sr. Note, Series MTNH, 6.55%, 2/28/2006	222,214
5,000,000	Citigroup, Inc., Note, 3.50%, 2/1/2008	5,151,350
4,000,000	Citigroup, Inc., Note, 4.125%, 6/30/2005	4,196,840

	Total	9,570,404

	Diversified Financials--4.3%
500,000	General Electric Capital Corp., Note, 6.125%, 2/22/2011	571,955
250,000	General Electric Capital Corp., Note, 8.85%, 4/1/2005	281,897
5,000,000	General Electric Capital Corp., Note, Series A, 5.45%, 1/15/2013	5,464,950
6,000,000	General Electric Capital Corp., Note, Series MTNA, 5.375%, 3/15/2007	6,623,460
3,000,000	International Lease Finance Corp., Note, 5.625%, 6/1/2007	3,251,850
250,000	Wells Fargo Financial, Inc., Sr. Note, 7.20%, 5/1/2007	293,172

	Total	16,487,284

	Total Financials	64,805,554

	HealthCare--0.1%
	Pharmaceuticals--0.1%
250,000	Abbott Laboratories, Note, 5.625%, 7/1/2006	277,820
250,000	Smithkline Beecham Corp., Company Guarantee, Series MTNA, 7.375%, 4/15/2005	276,595

	Total Healthcare	554,415

	Industrials--1.6%
	Electrical Equipment--1.6%
5,000,000	Emerson Electric Co., Unsecd. Note, 5.85%, 3/15/2009	5,741,700
Corporate Bonds--Continued
	Industrials--Continued
	Electrical Equipment--Continued
$250,000	Rockwell International Corp., Unsecd. Note, 6.625%, 6/1/2005	$271,380

	Total Industrials	6,013,080

	Information Technology--1.1%
	Communications Equipment--0.1%
250,000	Motorola, Inc., Note, 5.80%, 10/15/2008	267,812

	Computers & Peripherals--1.0%
3,500,000	International Business Machines Corp., 4.875%, 10/1/2006	3,814,580

	Total Information Technology	4,082,392

	Materials--0.2%
	Chemicals--0.1%
250,000	Du Pont (E.I.) de Nemours & Co., Note, Series MTNG, 6.52%, 10/17/2005	277,620

	Metals & Mining--0.1%
500,000	Alcoa, Inc., Note, 6.50%, 6/1/2011	585,350

	Total Materials	862,970

	Telecommunication Services--0.7%
	Diversified Telecommunication Services--0.7%
250,000	BellSouth Telecommunications, Inc., Deb., 5.875%, 1/15/2009	283,810
250,000	GTE Corp., Deb., 7.51%, 4/1/2009	299,020
2,000,000	New York Telephone Co., Unsecd. Note, 5.875%, 9/1/2003	2,022,320

	Total Telecommunication Services	2,605,150

Corporate Bonds--Continued
	Utilities--0.2%
	Electric Utilities--0.2%
$250,000	Entergy Louisiana, Inc., 1st Mtg. Bond, 6.50%, 3/1/2008	$265,430
500,000	Florida Power Corp., 1st Mtg. Bond, Series MBIA, 6.65%, 7/15/2011	595,465

	Total Utilities	860,895

	Total Corporate Bonds (identified cost $94,634,354)	103,162,315

Government Agencies--48.5%
	Federal Farm Credit System--2.9%
3,000,000	5.25%, 12/28/2005	3,276,960
5,000,000	5.79%, 3/15/2006	5,559,250
2,000,000	6.50%, 9/29/2006	2,293,900

	Total	11,130,110

	Federal Home Loan Bank System--16.3%
5,000,000	3.375%, 2/15/2008	5,212,750
5,000,000	3.85%, 7/22/2005	5,017,100
1,000,000	4.00%, 2/15/2005	1,045,110
2,500,000	4.125%, 5/13/2005	2,630,700
250,000	5.08%, 10/20/2003	253,833
5,000,000	5.25%, 2/13/2004	5,144,300
750,000	5.25%, 8/15/2006	827,805
5,000,000	5.375%, 2/15/2006	5,489,700
1,000,000	5.50%, 8/15/2008	1,141,120
2,000,000	5.615%, 3/1/2006	2,211,300
5,000,000	5.80%, 3/30/2009	5,808,950
3,000,000	5.875%, 11/15/2007	3,451,140
2,000,000	5.875%, 2/15/2011	2,346,940
1,500,000	5.985%, 4/15/2013	1,775,310
1,500,000	6.07%, 2/23/2011	1,644,765
1,000,000	6.045%, 5/12/2014	1,189,210
2,005,000	6.375%, 8/15/2006	2,282,753
5,000,000	6.50%, 11/15/2006	5,745,900
7,000,000	7.125%, 2/15/2005	7,682,780
1,000,000	7.605%, 2/25/2015	1,226,960

	Total	62,128,426

	Federal Home Loan Mortgage Corporation--8.7%
3,000,000	4.00%, 9/13/2007	3,084,690
2,250,000	4.00%, 10/29/2007	2,318,918
Government Agencies--Continued
	Federal Home Loan Mortgage Corporation--Continued
$3,000,000	4.50%, 1/15/2013	$3,202,170
4,000,000	5.75%, 4/15/2008	4,605,760
4,000,000	5.75%, 3/15/2009	4,632,240
6,000,000	5.75%, 4/29/2009	6,212,400
1,750,000	6.00%, 6/15/2011	2,065,543
4,000,000	6.625%, 9/15/2009	4,845,480
2,000,000	7.00%, 7/15/2005	2,229,660

	Total	33,196,861

	Federal National Mortgage Association--12.6%
4,500,000	2.875%, 10/15/2005	4,638,510
2,000,000	3.875%, 3/15/2005	2,090,880
2,000,000	4.375%, 10/15/2006	2,161,760
5,750,000	4.375%, 9/15/2012	6,093,390
4,000,000	4.75%, 3/15/2004	4,114,520
1,750,000	4.75%, 2/21/2013	1,818,583
6,000,000	5.00%, 1/15/2007	6,626,160
3,000,000	5.25%, 4/15/2007	3,349,740
2,000,000	5.38%, 10/2/2013	2,270,980
4,000,000	6.00%, 5/15/2008	4,647,760
4,000,000	6.00%, 1/18/2012	4,249,600
1,000,000	6.25%, 2/17/2011	1,030,800
4,000,000	6.625%, 9/15/2009	4,845,480

	Total	47,938,163

	Government National Mortgage Association--8.0%
1,479,830	5.00%, 12/15/2032	1,531,165
3,949,722	5.50%, 2/15/2018	4,139,783
3,731,112	5.50%, 3/1/2018	3,910,654
4,827,641	5.50%, 12/15/2032	5,047,878
1,739,946	5.50%, 12/15/2032	1,816,608
4,903,311	5.50%, 1/15/2033	5,119,351
4,512,224	6.00%, 12/15/2032	4,723,757
3,920,913	6.50%, 6/15/2031	4,112,057

	Total	30,401,253

	Total Government Agencies (identified cost $170,754,167)	184,794,813

U.S. Treasury Obligations--19.7%
	U.S. Treasury Bill--0.1%
500,000	0.85%, 7/31/2003	499,145

U.S. Treasury Obligations--Continued
	U.S. Treasury Bond--0.3%
$1,000,000	7.25%, 5/15/2004	$1,057,730

	U.S Treasury Note--19.3%
4,000,000	1.50%, 2/28/2005	4,018,760
4,000,000	1.625%, 3/31/2005	4,026,240
4,000,000	3.25%, 5/31/2004	4,083,760
15,000,000	3.625%, 5/15/2013	15,346,950
5,000,000	3.875%, 2/15/2013	5,223,450
1,750,000	4.375%, 8/15/2012	1,903,125
4,000,000	4.75%, 2/15/2004	4,100,920
1,500,000	5.625%, 2/15/2006	1,665,465
4,000,000	5.75%, 8/15/2003	4,037,640
2,250,000	5.875%, 2/15/2004	2,324,700
2,000,000	5.875%, 11/15/2005	2,214,380
5,000,000	6.00%, 8/15/2004	5,287,500
5,000,000	6.50%, 5/15/2005	5,502,350
6,000,000	6.50%, 10/15/2006	6,930,960
U.S. Treasury Obligations--Continued
	U.S Treasury Note--Continued
$1,500,000	6.625%, 5/15/2007	$1,767,195
2,000,000	7.50%, 2/15/2005	2,212,180
2,500,000	7.875%, 11/15/2004	2,739,850

	Total	73,385,425

	Total U.S. Treasury Obligations (identified cost $71,554,739)	74,942,300

Repurchase Agreement--3.8%
14,448,709	Repurchase agreement with GX Clarke & Co., dated 5/30/2003, due 6/2/2003 at 1.29%, collateralized by U.S. Treasury Bills due 9/25/2003 (repurchase proceeds $14,450,262) (cost of $14,448,709)	14,448,709

	Total Investments--99.1% (identified cost $351,391,969) (1)	377,348,137

	Other Assets and Liabilities--Net--0.9%	3,376,309

	Total Net Assets--100.0%	$380,724,446

(1) The cost of investments for federal tax purposes amounts to $351,391,969.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

The following acronym is used throughout this portfolio:

MTN--Medium Term Note

(See Notes which are an integral part of the Financial Statements)

Balanced Fund
Portfolio of Investments

May 31, 2003 (unaudited)

Shares

			Value
Common Stocks--52.6%
		Consumer Discretionary--6.6%
		Auto Components
80,000		Delphi Auto Systems Corp.	$705,600

		Automobiles
21,000		General Motors Corp.	741,930

		Hotels, Restaurants & Leisure
10,000	(1)	Brinker International, Inc.	348,300
20,000		Outback Steakhouse, Inc.	739,000

		Total	1,087,300

		Media
20,000	(1)	Clear Channel Communications, Inc.	814,000
25,000	(1)	Comcast Corp., Class A	720,500

		Total	1,534,500

		Specialty Retail
20,000	(1)	Abercrombie & Fitch Co., Class A	571,000
25,000	(1)	Best Buy Co., Inc.	967,500
30,000		Gap (The), Inc.	510,000
20,000		Home Depot, Inc.	649,800
20,000		Lowe's Cos., Inc.	845,200

		Total	3,543,500

		Textiles, Apparel & Luxury Goods
20,000		Liz Claiborne, Inc.	677,800

		Total Consumer Discretionary	8,290,630

		Consumer Staples--6.7%
		Beverages
20,000		Anheuser-Busch Cos., Inc.	1,052,600
20,000		Coca-Cola Co.	911,400
25,000		PepsiCo, Inc.	1,105,000

		Total	3,069,000

		Food & Staples Retailing
35,000		Wal-Mart Stores, Inc.	1,841,350

		Household Products
12,000		Procter & Gamble Co.	1,101,840

		Personal Products
20,000		Avon Products, Inc.	1,218,800

Shares

			Value
Common Stocks--Continued
		Consumer Staples--Continued
		Tobacco
30,000		Altria Group, Inc.	$1,239,000

		Total Consumer Staples	8,469,990

		Energy--3.9%
		Energy Equipment & Services
10,000	(1)	Nabors Industries Ltd.	450,800
15,000		Schlumberger Ltd.	729,300

		Total	1,180,100

		Oil & Gas
10,000		ChevronTexaco Corp.	709,400
15,000		ConocoPhillips	809,550
15,000		Devon Energy Corp.	780,000
40,000		Exxon Mobil Corp.	1,456,000

		Total	3,754,950

		Total Energy	4,935,050

		Financials--9.9%
		Capital Markets
40,000	(1)	E*Trade Group, Inc.	306,000
30,000		J.P. Morgan Chase & Co.	985,800
20,000		Morgan Stanley	915,000

		Total	2,206,800

		Commercial Banks
25,000		Bank of America Corp.	1,855,000
40,000		U.S. Bancorp	948,000
20,000		Wachovia Corp.	803,600
20,000		Wells Fargo & Co.	966,000

		Total	4,572,600

		Consumer Finance
20,000		American Express Co.	833,200

		Diversified Financial Services
50,000		Citigroup, Inc.	2,051,000

		Insurance
20,000		American International Group, Inc.	1,157,600
20,000		Marsh & McLennan Cos., Inc.	1,002,600

		Total	2,160,200

		Thrifts & Mortgage Finance
10,000		Federal National Mortgage Association	740,000

		Total Financials	12,563,800

Shares

			Value
Common Stocks--Continued
		HealthCare--7.5%
		Biotechnology
10,000	(1)	Amgen, Inc.	$647,100

		HealthCare Equipment & Supplies
20,000		Medtronic, Inc.	974,600

		HealthCare Providers & Services
12,000		Cardinal Health, Inc.	692,520

		Pharmaceuticals
23,000		Abbott Laboratories	1,024,650
25,000		Johnson & Johnson	1,358,750
18,000		Lilly (Eli) & Co.	1,075,860
18,000		Merck & Co., Inc.	1,000,440
60,000		Pfizer, Inc.	1,861,200
20,000		Wyeth	877,000

		Total	7,197,900

		Total HealthCare	9,512,120

		Industrials--4.7%
		Air Freight & Logistics
11,000		FedEx Corp.	703,780

		Electrical Equipment
15,000		Emerson Electric Co.	784,500

		Industrial Conglomerates
6,000		3M Co.	758,820
80,000		General Electric Co.	2,296,000

		Total	3,054,820

		Machinery
15,000		Caterpillar, Inc.	782,250
15,000		Ingersoll-Rand Co., Class A	657,000

		Total	1,439,250

		Total Industrials	5,982,350

		Information Technology--9.0%
		Communications Equipment
100,000	(1)	Cisco Systems, Inc.	1,628,000

		Computers & Peripherals
50,000	(1)	Dell Computer Corp.	1,564,500
60,000		Hewlett-Packard Co.	1,170,000
10,000		International Business Machines Corp.	880,400

		Total	3,614,900

Shares or Principal Amount

			Value
Common Stocks--Continued
		Information Technology--Continued
		Semiconductor Equipment & Products
128,000	(1)	Applied Materials, Inc.	$1,991,680
70,000		Intel Corp.	1,458,800

		Total	3,450,480

		Software
90,000		Microsoft Corp.	2,214,900
40,000	(1)	Oracle Corp.	520,400

		Total	2,735,300

		Total Information Technology	11,428,680

		Materials--1.7%
		Chemicals
20,000		Du Pont (E.I.) de Nemours & Co.	842,800

		Metals & Mining
30,000		Alcoa, Inc.	738,300
20,000		Newmont Mining Corp.	593,200

		Total	1,331,500

		Total Materials	2,174,300

		Telecommunication Services--1.2%
		Diversified Telecommunication Services
30,000		SBC Communications, Inc.	763,800
20,000		Verizon Communications	757,000

		Total Telecommunication Services	1,520,800

		Utilities--1.4%
		Electric Utilities
30,000		Southern Co.	944,400

		Multi-Utilities & Unregulated Power
40,000		Duke Energy Corp.	775,200

		Total Utilities	1,719,600

		Total Common Stocks (identified cost $58,261,032)	66,597,320

Corporate Bonds--7.4%
		Financials--3.5%
		Capital Markets
$1,750,000		BP Capital Markets PLC, Note, 4.625%, 5/27/2005	1,852,393
1,500,000		Merrill Lynch & Co., Inc., Note, Series MTNB, 4.54%, 3/8/2005	1,571,100
Principal Amount

			Value
Corporate Bonds--Continued
		Financials--Continued
		Capital Markets--Continued
$1,000,000		Morgan Stanley, Sr. Unsub., 5.625%, 1/20/2004	$1,027,820

		Total Financials	4,451,313

		Industrials--0.9%
		Road & Rail
1,000,000		Burlington Northern Santa Fe, Equip. Trust, Series 99-A, 5.85%, 5/1/2005	1,071,700

		Information Technology--1.3%
		Computers & Peripherals
1,500,000		International Business Machines Corp., 4.875%, 10/1/2006	1,634,820

		Telecommunication Services--1.7%
		Diversified Telecommunication Services
2,000,000		SBC Communications, Inc., Note, 5.75%, 5/2/2006	2,208,420

		Total Corporate Bonds (identified cost $8,720,629)	9,366,253

Government Agencies--11.1%
		Federal Home Loan Bank System--6.9%
2,000,000		4.625%, 8/13/2004	2,080,800
2,000,000		4.875%, 11/15/2006	2,190,480
2,000,000		5.375%, 2/15/2006	2,195,880
2,000,000		6.50%, 11/15/2006	2,298,360

		Total	8,765,520

		Federal National Mortgage Association--4.2%
3,000,000		4.75%, 3/15/2004	3,085,890
2,000,000		5.25%, 4/15/2007	2,233,160

		Total	5,319,050

		Total Government Agencies (identified cost $13,009,554)	14,084,570

Principal Amount

			Value
Mortgage Backed Securities--8.2%
		Government National Mortgage Association--8.2%
$1,951,423		5.00%, 2/15/2018	$2,044,720
1,975,998		5.00%, 2/15/2018	2,070,471
1,983,512		5.00%, 3/15/2018	2,078,344
2,000,000		5.00%, 5/15/2018	2,095,620
2,000,000		5.00%, 5/15/2018	2,095,620

		Total Mortgage Backed Securities (identified cost $10,272,728)	10,384,775

U.S. Treasury--13.4%
		U.S. Treasury Notes--13.4%
3,000,000		1.75%, 12/31/2004	3,025,770
3,000,000		3.50%, 11/15/2006	3,174,840
2,000,000		4.75%, 2/15/2004	2,050,460
3,000,000		5.25%, 5/15/2004	3,116,490
2,000,000		6.50%, 5/15/2005	2,200,940
3,000,000		6.50%, 10/15/2006	3,465,480

		Total U.S. Treasury (identified cost $16,210,484)	17,033,980

Repurchase Agreement--5.0%
6,325,857		Repurchase agreement with GX Clarke & Co., dated 5/30/2003, due 6/2/2003 at 1.29%, collateralized by U.S. Treasury Notes, due 6/30/2003 (repurchase proceeds $6,326,537) (cost of $6,325,857)	6,325,857

		Total Investments--97.7% (identified cost $112,800,284) (2)	123,792,755

		Other Assets And Liabilities--Net--2.3%	2,893,106

		Total Net Assets--100.0%	$126,685,861

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $112,800,284.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Value Fund
Portfolio of Investments

May 31, 2003 (unaudited)

Shares
			Value
Common Stocks--93.0%
		Consumer Discretionary--14.3%
		Automobiles
117,000		General Motors Corp.	$4,133,610

		Media
200,000	(1)	Comcast Corp., Class A	5,764,000
88,000	(1)	Viacom, Inc., Class A	4,017,200

		Total	9,781,200

		Specialty Retail
195,000	(1)	Abercrombie & Fitch Co., Class A	5,567,250
374,000		Gap (The), Inc.	6,358,000
52,000		Home Depot, Inc.	1,689,480

		Total	13,614,730

		Textiles Apparel & Luxury Goods
73,000		Nike, Inc., Class B	4,087,270

		Total Consumer Discretionary	31,616,810

		Consumer Staples--1.0%
		Beverages
16,000		Coors Adolph Co., Class B	881,280

		Food & Staples Retailing
37,000		Costco Wholesale Corp.	1,370,850

		Total Consumer Staples	2,252,130

		Energy--11.8%
		Oil & Gas
90,000		Burlington Resources, Inc.	4,796,100
71,000		ChevronTexaco Corp.	5,036,740
255,000		Exxon Mobil Corp.	9,282,000
210,000		Occidental Petroleum Corp.	7,085,400

		Total Energy	26,200,240

		Financials--34.6%
		Capital Markets
47,000		Bank of New York Co., Inc.	1,360,180
103,000		J.P. Morgan Chase & Co.	3,384,580
33,000		Lehman Brothers Holdings, Inc.	2,363,790
178,000		Merrill Lynch & Co., Inc.	7,707,400
199,000		Morgan Stanley	9,104,250

		Total	23,920,200

Shares
			Value
Common Stocks--Continued
		Financials--Continued
		Commercial Banks
64,000		BB&T Corp.	$2,188,160
60,000		Bank One Corp.	2,241,600
90,000		Bank of America Corp.	6,678,000
112,000		FleetBoston Financial Corp.	3,311,840
100,000		KeyCorp	2,640,000
55,000		SunTrust Banks, Inc.	3,261,500
100,000		U.S. Bancorp	2,370,000
122,000		Wachovia Corp.	4,901,960
87,000		Wells Fargo & Co.	4,202,100

		Total	31,795,160

		Diversified Financial Services
222,000		Citigroup, Inc.	9,106,440

		Insurance
37,000		American International Group, Inc.	2,141,560
100,000		Jefferson-Pilot Corp.	4,219,000

		Total	6,360,560

		Thrifts & Mortgage Finance
53,000		Federal Home Loan Mortgage Corp.	3,169,930
57,000		Washington Mutual, Inc.	2,324,460

		Total	5,494,390

		Total Financials	76,676,750

		Health Care--3.9%
		Pharmaceuticals
100,000		Abbott Laboratories	4,455,000
134,000		Pfizer, Inc.	4,156,680

		Total Health Care	8,611,680

		Industrials--9.1%
		Aerospace & Defense
56,000		Boeing Co.	1,717,520
17,000		General Dynamics Corp.	1,135,940
26,000		United Technologies Corp.	1,774,500

		Total	4,627,960

		Air Freight & Logistics
34,000		FedEx Corp.	2,175,320

		Electrical Equipment
65,000		Emerson Electric Co.	3,399,500

Shares
			Value
Common Stocks--Continued
		Industrials--Continued
		Machinery
80,000		Caterpillar, Inc.	$4,172,000
132,000		Ingersoll-Rand Co., Class A	5,781,600

		Total	9,953,600

		Total Industrials	20,156,380

		Information Technology--8.1%
		Computers & Peripherals
150,000		Hewlett-Packard Co.	2,925,000

		IT Services
120,000		Electronic Data Systems Corp.	2,418,000

		Semiconductor Equipment & Products
195,000	(1)	Applied Materials, Inc.	3,034,200
200,000		Intel Corp.	4,168,000
267,000		Texas Instruments, Inc.	5,473,500

		Total	12,675,700

		Total Information Technology	18,018,700

		Materials--6.1%
		Chemicals
85,000		Du Pont (E.I.) de Nemours & Co.	3,581,900

		Metals & Mining
159,000		Newmont Mining Corp.	4,715,940

		Paper & Forest Products
30,000		International Paper Co.	1,100,100
84,000		Weyerhaeuser Co.	4,231,920

		Total	5,332,020

		Total Materials	13,629,860

Shares or Principal Amount
			Value
Common Stocks--Continued
		Telecommunication Services--2.0%
		Diversified Telecommunication Services
41,000		Bell South Corp.	$1,086,910
89,000		Verizon Communications	3,368,650

		Total Telecommunication Services	4,455,560

		Utilities--2.1%
		Electric Utilities
25,000		Progress Energy, Inc.	1,176,250
75,000		Southern Co.	2,361,000

		Total	3,537,250

		Multi-Utilities & Unregulated Power
61,000		Duke Energy Corp.	1,182,180

		Total Utilities	4,719,430

		Total Common Stocks (identified cost $188,008,019)	206,337,540

Repurchase Agreement--8.3%
$18,457,811		Repurchase agreement with GX Clarke & Co., dated 5/30/2003, due 6/2/2003 at 1.29%, collateralized by U.S. Treasury Notes, due 6/6/2003 (repurchase proceeds $18,459,795) (cost of $18,457,811)	18,457,811

		Total Investments--101.3% (identified cost $206,465,830)(2)	224,795,351

		Other Assets and Liabilities--Net (1.3)%	(2,999,759)

		Total Net Assets--100.0%	$221,795,592

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $206,465,830.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Growth Fund
Portfolio of Investments

May 31, 2003 (unaudited)

Shares

			Value
Common Stocks--90.0%
		Consumer Discretionary--16.8%
		Hotels Restaurants & Leisure--2.8%
120,000		International Game Technology	$10,564,800

		Media--1.7%
160,000	(1)	Clear Channel Communications, Inc.	6,512,000

		Multiline Retail--3.3%
180,000		Family Dollar Stores, Inc.	6,561,000
160,000		Target Corp.	5,860,800

		Total	12,421,800

		Specialty Retail--9.0%
200,000	(1)	Abercrombie & Fitch Co., Class A	5,710,000
70,000	(1)	Bed Bath & Beyond, Inc.	2,928,800
180,000	(1)	Best Buy Co., Inc.	6,966,000
180,000	(1)	Chicos Fas, Inc.	3,852,000
600,000		Gap (The), Inc.	10,200,000
100,000		Lowe's Cos., Inc.	4,226,000

		Total	33,882,800

		Total Consumer Discretionary	63,381,400

		Consumer Staples--12.8%
		Beverages--3.3%
70,000		Anheuser-Busch Cos., Inc.	3,684,100
200,000		PepsiCo, Inc.	8,840,000

		Total	12,524,100

		Food & Staples Retailing--5.7%
220,000		CVS Corp.	5,742,000
300,000		Wal-Mart Stores, Inc.	15,783,000

		Total	21,525,000

		Household Products--2.5%
40,000		Colgate-Palmolive Co.	2,384,800
50,000		Kimberly-Clark Corp.	2,596,500
50,000		Procter & Gamble Co.	4,591,000

		Total	9,572,300

		Personal Products--1.3%
140,000		Gillette Co.	4,705,400

		Total Consumer Staples	48,326,800

Shares

			Value
Common Stocks--Continued
		Financials--7.3%
		Capital Markets--4.1%
140,000		Franklin Resources, Inc.	$5,231,800
120,000		Morgan Stanley	5,490,000
500,000		Schwab (Charles) Corp.	4,850,000

		Total	15,571,800

		Consumer Finance--2.2%
200,000		American Express Co.	8,332,000

		Thrifts & Mortgage Finance--1.0%
50,000		Federal National Mortgage Association	3,700,000

		Total Financials	27,603,800

		Health Care--21.6%
		Biotechnology--5.0%
140,000	(1)	Amgen, Inc.	9,059,400
80,000	(1)	Gilead Sciences, Inc.	4,220,800
160,000	(1)	Medimmune, Inc.	5,672,000

		Total	18,952,200

		Health Care Equipment & Supplies--1.1%
80,000		Medtronic, Inc.	3,898,400

		Health Care Providers & Services--1.2%
80,000		Cardinal Health, Inc.	4,616,800

		Pharmaceuticals--14.3%
160,000		Abbott Laboratories	7,128,000
120,000	(1)	Forest Laboratories, Inc., Class A	6,060,000
180,000		Johnson & Johnson	9,783,000
140,000		Lilly (Eli) & Co.	8,367,800
100,000		Merck & Co., Inc.	5,558,000
400,000		Pfizer, Inc.	12,408,000
100,000		Wyeth	4,385,000

		Total	53,689,800

		Total Health Care	81,157,200

Shares

			Value
Common Stocks--Continued
		Industrials--3.8%
		Industrial Conglomerates--3.8%
500,000		General Electric Co.	$14,350,000

		Information Technology--27.7%
		Communications Equipment--3.0%
700,000	(1)	Cisco Systems, Inc.	11,396,000

		Computers & Peripherals--3.2%
120,000	(1)	Dell Computer Corp.	3,754,800
600,000		EMC Corp. Mass	6,492,000
400,000	(1)	Sun Microsystems, Inc.	1,732,000

		Total	11,978,800

		Electronic Equipment & Instruments--1.7%
600,000	(1)	Flextronics International Ltd.	6,360,000

		Semiconductor Equipment & Products--13.5%
500,000	(1)	Applied Materials, Inc.	7,780,000
600,000		Intel Corp.	12,504,000
120,000	(1)	KLA-Tencor Corp.	5,547,600
400,000	(1)	NVIDIA Corp.	10,468,000
300,000		Texas Instruments, Inc.	6,150,000
Shares or Principal Amount

			Value
Common Stocks--Continued
		Information Technology--Continued
		Semiconductor Equipment & Products--Continued
280,000	(1)	Xilinx, Inc.	$8,363,600

		Total	50,813,200

		Software--6.3%
700,000		Microsoft Corp.	17,227,000
500,000	(1)	Oracle Corp.	6,505,000

		Total	23,732,000

		Total Information Technology	104,280,000

		Total Common Stocks (identified cost $281,032,032)	339,099,200

Exchange Traded Funds--4.2%
400,000	(1)	Nasdaq Index Tracking Stock	11,916,000
40,000		Standard & Poor's Depositary Receipts	3,878,000

		Total Exchange Traded Funds (identified cost $13,118,640)	15,794,000

Repurchase Agreement--5.9%
$22,163,451		Repurchase agreement with GX Clarke & Co., dated 5/30/03, due 6/2/03 at 1.290%, collateralized by U.S. Treasury Bills, due 9/25/03 (repurchase proceeds $22,165,834) (cost of $22,163,451)	22,163,451

		Total Investments--100.1% (identified cost $316,314,123)(2)	377,056,651

		Other Assets and Liabilities--Net (0.1)%	(266,629)
		Total Net Assets--100.0%	$376,790,022

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $316,314,123.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Aggressive Growth Fund
Portfolio of Investments

May 31, 2003 (unaudited)

Shares

			Value
Common Stocks--92.6%
		Consumer Discretionary--23.5%
		Hotels, Restaurants & Leisure--8.1%
80,000		Applebee's International, Inc.	$2,455,200
70,000	(1)	Brinker International, Inc.	2,438,100
62,000	(1)	International Game Technology	5,458,480
120,000		Outback Steakhouse, Inc.	4,434,000

		Total	14,785,780

		Multiline Retail--1.9%
120,000	(1)	Dollar Tree Stores, Inc.	3,480,000

		Specialty Retail--12.1%
200,000	(1)	Abercrombie & Fitch Co., Class A	5,710,000
300,000	(1)	American Eagle Outfitters, Inc.	5,097,000
280,000	(1)	Chicos Fas, Inc.	5,992,000
180,000		Pier 1 Imports, Inc.	3,619,800
60,000	(1)	Williams-Sonoma, Inc.	1,705,800

		Total	22,124,600

		Textiles Apparel & Luxury Goods--1.4%
50,000	(1)	Timberland Co., Class A	2,479,500

		Total Consumer Discretionary	42,869,880

		Energy--1.1%
		Energy Equipment & Services--1.1%
50,000	(1)	Smith International, Inc.	2,044,500

		Financials--18.0%
		Capital Markets--11.4%
600,000	(1)	E*Trade Group, Inc.	4,590,000
60,000	(1)	Investment Technology Group, Inc.	841,200
400,000		Janus Capital Group, Inc.	6,220,000
140,000		Legg Mason, Inc.	9,045,400

		Total	20,696,600

		Commercial Banks--2.6%
60,000		National Commerce Financial Corp.	1,366,800
50,000		TCF Financial Corp.	1,984,500
50,000		Wilmington Trust Corp.	1,450,000

		Total	4,801,300

Shares

			Value
Common Stocks--Continued
		Financials--Continued
		Insurance--4.0%
50,000		Brown & Brown	1,772,500
200,000		Gallagher (Arthur J.) & Co.	5,450,000

		Total	7,222,500

		Total Financials	32,720,400

		HealthCare--27.8%
		Biotechnology--8.2%
80,000	(1)	Gilead Sciences, Inc.	4,220,800
50,000	(1)	IDEC Pharmaceuticals Corp.	1,908,500
100,000	(1)	Medimmune, Inc.	3,545,000
340,000	(1)	Millennium Pharmaceuticals, Inc.	5,287,000

		Total	14,961,300

		HealthCare Providers & Services--6.8%
100,000	(1)	Express Scripts, Inc., Class A	6,544,000
60,000	(1)	First Health Group Corp.	1,539,600
40,000	(1)	Lincare Holdings, Inc.	1,234,800
70,000	(1)	Patterson Dental Co.	3,077,900

		Total	12,396,300

		Pharmaceuticals--12.8%
90,000	(1)	Forest Laboratories, Inc., Class A	4,545,000
220,000		Mylan Laboratories, Inc.	6,353,600
240,000	(1)	SICOR, Inc.	5,073,600
320,000	(1)	Sepracor, Inc.	7,280,000

		Total	23,252,200

		Total HealthCare	50,609,800

		Industrials--6.5%
		Airlines--6.5%
200,000	(1)	AirTran Holdings, Inc.	1,484,000
160,000	(1)	Atlantic Coast Airlines	1,515,200
600,000	(1)	Frontier Airlines, Inc.	4,194,000
340,000		SkyWest, Inc.	4,651,200

		Total Industrials	11,844,400

Shares

			Value
Common Stocks--Continued
		Information Technology--15.7%
		Computers & Peripherals--2.1%
300,000	(1)	Western Digital Corp.	$3,756,000

		Electronic Equipment & Instruments--2.0%
340,000	(1)	Flextronics International Ltd.	3,604,000

		IT Services--0.8%
80,000	(1)	Bisys Group, Inc.	1,440,000

		Semiconductor Equipment & Products--6.4%
70,000	(1)	Cabot Microelectronics Corp.	3,237,500
120,000	(1)	Fairchild Semiconductor International, Inc., Class A	1,677,600
180,000	(1)	Lam Research Corp.	3,214,800
150,000		Microchip Technology, Inc.	3,571,500

		Total	11,701,400

Shares or Principal Amount

			Value
Common Stocks--Continued
		Software--4.4%
240,000	(1)	Siebel Systems, Inc.	$2,253,600
60,000	(1)	Symantec Corp.	2,713,200
50,000	(1)	Synopsys, Inc.	3,064,500

		Total	8,031,300

		Total Information Technology	28,532,700

		Total Common Stocks (identified cost $141,888,835)	168,621,680

Exchange Traded Fund--4.6%
280,000	(1)	NASDAQ 100 Shares (identified cost $6,659,790)	8,341,200

Repurchase Agreement--2.6%
$4,698,454		Repurchase agreement with GX Clarke & Co., dated 5/30/2003, due 6/2/2003 at 1.29%, collateralized by U.S. Treasury Notes, due 6/30/2003 (repurchase proceeds $4,698,959) (cost of $4,698,454)	4,698,454

		Total Investments--99.8% (identified cost $153,247,079)(2)	181,661,334

		Other Assets and Liabilities --Net--0.2%	426,607

		Total Net Assets--100.0%	$182,087,941

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $153,247,079.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Strategic Equity Fund
Portfolio of Investments

May 31, 2003 (unaudited)

Shares

			Value
Common Stocks--96.8%
		Consumer Discretionary--12.3%
		Media
44,200	(1)	Comcast Corp., Class A	$1,273,844
17,000	(1)	Viacom, Inc., Class B	773,840

		Total	2,047,684

		Multiline Retail
10,000		Target Corp.	366,300

		Specialty Retail
20,000	(1)	Abercrombie & Fitch Co., Class A	571,000
26,400	(1)	Bed Bath & Beyond, Inc.	1,104,576
32,000	(1)	Best Buy Co., Inc.	1,238,400
38,500	(1)	Chicos Fas, Inc.	823,900
75,000		Gap (The), Inc.	1,275,000
12,000		Home Depot, Inc.	389,880
23,000		Lowe's Cos., Inc.	971,980

		Total	6,374,736

		Total Consumer Discretionary	8,788,720

		Consumer Staples--9.5%
		Beverages
20,000		Anheuser-Busch Cos., Inc.	1,052,600
8,000		Coca-Cola Co.	364,560
18,000		PepsiCo, Inc.	795,600

		Total	2,212,760

		Food & Staples Retailing
35,300		Wal-Mart Stores, Inc.	1,857,133

		Food Products
7,000		General Mills, Inc.	327,460

		Household Products
16,000		Colgate-Palmolive Co.	953,920
11,100		Procter & Gamble Co.	1,019,202

		Total	1,973,122

		Tobacco
10,700		Altria Group, Inc.	441,910

		Total Consumer Staples	6,812,385

		Energy--7.4%
		Energy Equipment & Services
16,700	(1)	Nabors Industries Ltd.	752,836
16,500		Schlumberger Ltd.	802,230

		Total	1,555,066

Shares

			Value
Common Stocks--Continued
		Energy--Continued
		Oil & Gas
10,000		Apache Corp.	$659,200
15,000		Burlington Resources, Inc.	799,350
5,200		ChevronTexaco Corp.	368,888
6,500		Conocophillips	353,340
41,700		Exxon Mobil Corp.	1,517,880

		Total	3,698,658

		Total Energy	5,253,724

		Financials--19.0%
		Capital Markets
11,500		J.P. Morgan Chase & Co.	377,890
18,000		Lehman Brothers Holdings, Inc.	1,289,340
18,600		Merrill Lynch & Co., Inc.	805,380
18,300		Morgan Stanley	837,225

		Total	3,309,835

		Commercial Banks
11,500		Bank of America Corp.	853,300
10,000		Bank One Corp.	373,600
5,000		Wachovia Corp.	200,638
14,000		Wells Fargo & Co.	676,200

		Total	2,103,738

		Consumer Finance
35,000		American Express Co.	1,458,100

		Diversified Financial Services
59,000		Citigroup, Inc.	2,420,180

		Insurance
20,000		Aflac, Inc.	658,200
18,000		American International Group, Inc.	1,041,840

		Total	1,700,040

		Thrifts & Mortgage Finance
6,000		Federal Home Loan	357,502
15,000		Federal National Mortgage Association	1,110,000
27,900		Washington Mutual, Inc.	1,137,762

		Total	2,605,264

		Total Financials	13,597,157

Shares

			Value
Common Stocks--Continued
		Health Care--14.5%
		Biotechnology
12,200	(1)	Amgen, Inc.	$789,462
20,200	(1)	Medimmune, Inc.	716,090

		Total	1,505,552

		Health Care Equipment & Supplies
13,600		Medtronic, Inc.	662,728

		Pharmaceuticals
21,400		Abbott Laboratories	953,370
13,700	(1)	Forest Laboratories, Inc., Class A	691,850
20,000		Johnson & Johnson	1,087,000
11,000		Lilly (Eli) & Co.	657,470
21,600		Merck & Co., Inc.	1,200,528
23,000		Mylan Laboratories, Inc.	664,240
66,300		Pfizer, Inc.	2,056,626
20,000		Wyeth	877,000

		Total	8,188,084

		Total Health Care	10,356,364

		Industrials--8.7%
		Air Freight & Logistics
11,400		FedEx Corp.	729,372

		Industrial Conglomerates
5,600		3M Co.	708,232
88,400		General Electric Co.	2,537,080

		Total	3,245,312

		Machinery
21,400		Caterpillar, Inc.	1,116,010
25,600		Ingersoll-Rand Co., Class A	1,121,280

		Total	2,237,290

		Total Industrials	6,211,974

		Information Technology--18.7%
		Communications Equipment
60,000	(1)	Cisco Systems, Inc.	976,800

		Computers & Peripherals
43,000	(1)	Dell Computer Corp.	1,345,470
14,000		International Business Machines Corp.	1,232,560

		Total	2,578,030

Shares

			Value
Common Stocks--Continued
		Information Technology--Continued
		Electronic Equipment & Instruments
51,500	(1)	Flextronics International Ltd.	$545,900

		Semiconductor Equipment & Products
80,000	(1)	Applied Materials, Inc.	1,244,800
72,000		Intel Corp.	1,500,480
27,100	(1)	KLA-Tencor Corp.	1,252,833
32,300	(1)	NVIDIA Corp.	845,291
34,700		Texas Instruments, Inc.	711,350
24,500	(1)	Xilinx, Inc.	731,815

		Total	6,286,569

		Software
90,000		Microsoft Corp.	2,214,900
60,000	(1)	Oracle Corp.	780,600

		Total	2,995,500

		Total Information Technology	13,382,799

		Materials--1.9%
		Chemicals
16,000		Du Pont (E.I.) de Nemours & Co.	674,240

		Paper & Forest Products
14,000		Weyerhaeuser Co.	705,320

		Total Materials	1,379,560

		Telecommunication Services--2.6%
		Diversified Telecommunication Services
31,000		SBC Communications, Inc.	789,260
27,700		Verizon Communications	1,048,445

		Total Telecommunication Services	1,837,705

		Utilities--2.2%
		Electric Utilities
13,700		FPL Group, Inc.	910,639
22,000		Southern Co.	688,948

		Total Utilities	1,599,587

		Total Common Stocks (identified cost $55,444,663)	69,219,975

Shares or Principal Amount

			Value
Exchange Traded Fund--1.1%
27,000	(1)	NASDAQ 100 Shares (identified cost $672,840)	$804,330

Repurchase Agreement--2.0%
$1,452,255		Repurchase agreement with GX Clarke & Co., dated 5/30/2003, due 6/9/2003 at 1.29%, collateralized by U.S. Treasury Notes, due 6/6/2003 (repurchase proceeds $1,452,411) (cost of $1,452,255)	$1,452,255

		Total Investments-99.9% (identified cost $57,569,758)(2)	71,476,560

		Other Assets and Liabilities--Net--0.1%	82,799

		Total Net Assets--100.0%	$71,559,359

(1) Non-income producing security.

(2) The cost of investments for federal tax purposes amounts to $57,569,758.

Note: The categories of investments are shown as a percentage of total net assets at May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Assets and Liabilities

May 31, 2003 (unaudited)

	Government Money Market Fund	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund
Assets:
Investments in securities, at value	$ 54,926,423	$ 862,997,251	$ 165,747,530	$ 362,899,428
Investments in repurchase agreements	21,407,625	--	27,894,187	14,448,709

Total investments in securities	76,334,048	862,997,251	193,641,717	377,348,137

Cash	--	--	--	--
Income receivable	7,772	305,371	1,581,125	3,810,626
Receivable for investment sold	--	--	--	8,523,894
Receivable for shares sold	479,796	2,934,563	3,174	10,517

Total assets	76,821,616	866,237,185	195,226,016	389,693,174

Liabilities:
Payable for investments purchased	--	--	--	7,169,912
Payable for shares redeemed	--	9,023	36,642	71,900
Income distribution payable	55,747	280,036	276,547	592,059
Payable to Bank	--	126,051	--	898,631
Accrued expenses	41,497	470,780	144,363	236,226

Total liabilities	97,244	885,890	457,552	8,968,728

Net Assets Consist of:
Paid-in capital	$ 76,723,670	$ 865,337,229	$ 190,496,494	$ 349,938,451
Net unrealized appreciation of investments	--	--	4,606,777	25,956,168
Accumulated net realized gain (loss) on investments	--	--	(126,980)	4,891,182
Undistributed (distributions in excess of) net investment income	702	14,066	(207,827)	(61,355)

Total Net Assets	$ 76,724,372	$ 865,351,295	$ 194,768,464	$ 380,724,446

Net Asset Value, Offering Price Per Share: (1)
(net assets ÷ shares outstanding)
Class A Shares	$ 1.00	$ 1.00	$ 10.31	$ 11.40
Class B Shares	--	$ 1.00	$ 10.31	$ 11.40
Class C Shares	--	--	$ 10.31	$ 11.40

Offering Price Per Share: (1)
Class A Shares	$ 1.00	$ 1.00	$ 10.80(2)	$ 11.94(2)
Class B Shares	--	$ 1.00	$ 10.31	$ 11.40
Class C Shares	--	--	$ 10.41(3)	$ 11.52(3)

Redemption Proceeds Per Share: (1)
Class A Shares	$ 1.00	$ 1.00	$ 10.31	$ 11.40
Class B Shares	--	$ 1.00	$ 9.79(4)	$ 10.83(4)
Class C Shares	--	--	$ 10.21(5)	$ 11.29(5)

Net Assets:
Class A Shares	$ 76,724,372	$ 772,752,303	$ 179,120,775	$ 348,821,713
Class B Shares	--	$ 92,598,992	$ 15,579,250	$ 31,177,977
Class C Shares	--	--	$ 68,439	$ 724,756

Shares Outstanding:
Class A Shares	76,723,669	772,745,392	17,379,026	30,608,925
Class B Shares	--	92,598,933	1,511,577	2,735,842
Class C Shares	--	--	6,640	63,597

Investments, at identified cost	$ 76,334,048	$ 862,997,251	$ 189,034,940	$ 351,391,969

(1) See "What Do Shares Cost?" in the Prospectus.

(2) Computation of Offering Price Per Share: 100/95.5 of net asset value.

(3) Computation of Offering Price Per Share: 100/99 of net asset value.

(4) Computation of Redemption Proceeds: 95/100 of net asset value.

(5) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Assets and Liabilities

May 31, 2003 (unaudited)

	Balanced Fund	Value Fund	Growth Fund	Aggressive Growth Fund	Strategic Equity Fund
Assets:
Investments in securities, at value	$ 117,466,898	$ 206,337,540	$ 354,893,200	$ 176,962,880	$ 70,024,305
Investments in repurchase agreements	6,325,857	18,457,811	22,163,451	4,698,454	1,452,255

Total investments in securities	123,792,755	224,795,351	377,056,651	181,661,334	71,476,560

Cash	--	17	--	--	--
Income receivable	471,715	487,638	246,009	30,987	69,804
Receivable for investments sold	7,962,179	--	--	2,663,239	2,023,947
Receivable for shares sold	33,480	9,219	30,008	25,907	2,978

Total assets	132,260,129	225,292,225	377,332,668	184,381,467	73,573,289

Liabilities:
Payable for investments purchased	5,406,014	3,229,171	--	2,028,226	1,974,028
Payable for shares redeemed	18,986	53,183	60,296	48,079	4,000
Payable to Bank	--	--	--	16,243	--
Accrued expenses	149,268	214,279	482,350	200,978	35,902

Total liabilities	5,574,268	3,496,633	542,646	2,293,526	2,013,930

Net Assets Consist of:
Paid-in capital	$ 124,765,726	$ 266,308,802	$ 427,608,619	$ 178,466,066	56,268,896
Net unrealized appreciation of investments	10,992,471	18,329,521	60,742,528	28,414,255	13,906,802
Accumulated net realized gain (loss) on investments	(9,373,986)	(62,982,862)	(111,246,087)	(24,169,786)	1,366,948
Undistributed (distributions in excess of) net investment income	301,650	140,131	(315,038)	(622,594)	16,713

Total Net Assets	$ 126,685,861	$ 221,795,592	$ 376,790,022	$ 182,087,941	$ 71,559,359

Net Asset Value, Offering Price Per Share: (1)
(net assets ÷ shares outstanding)
Class A Shares	$12.94	$12.10	$13.58	$12.80	$10.22
Class B Shares	$12.95	$12.12	$13.42	$12.74	$10.22
Class C Shares	$12.95	$12.11	$13.45	$12.68	$10.22

Offering Price Per Share: (1)
Class A Shares	$13.69(2)	$12.80(2)	$14.37(2)	$13.54(2)	$10.81(2)
Class B Shares	$12.95	$12.12	$13.42	$12.74	$10.22
Class C Shares	$13.08(3)	$12.23(3)	$13.59(3)	$12.81(3)	$10.32(3)

Redemption Proceeds Per Share: (1)
Class A Shares	$12.94	$12.10	$13.58	$12.80	$10.22
Class B Shares	$12.30(4)	$11.51(4)	$12.75(4)	$12.10(4)	$ 9.71(4)
Class C Shares	$12.82(5)	$11.99(5)	$13.32(5)	$12.55(5)	$10.12(5)

Net Assets:
Class A Shares	$ 91,987,241	$ 197,869,173	$ 287,498,423	$ 127,466,761	$ 71,543,579
Class B Shares	$ 34,067,774	$ 23,729,678	$ 88,904,072	$ 54,279,853	$ 15,678
Class C Shares	$ 630,846	$ 196,741	$ 387,527	$ 341,327	$ 102

Shares Outstanding:
Class A Shares	7,109,564	16,346,822	21,169,115	9,955,590	6,998,964
Class B Shares	2,630,007	1,957,155	6,622,748	4,261,042	1,534
Class C Shares	48,702	16,246	28,818	26,921	10

Investments, at identified cost	$ 112,800,284	$ 206,465,830	$ 316,314,123	$ 153,247,079	$ 57,569,758

(1) See "What Do Shares Cost?" in the Prospectus.

(2) Computation of Offering Price Per Share: 100/94.5 of net asset value.

(3) Computation of Offering Price Per Share: 100/99 of net asset value.

(4) Computation of Redemption Proceeds: 95/100 of net asset value.

(5) Computation of Redemption Proceeds: 99/100 of net asset value.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Operations

For the six months ended May 31, 2003 (unaudited)

	Government Money Market Fund	Treasury Money Market Fund	Limited Maturity Government Fund	Fixed Income Fund
Investment Income:
Interest	$ 526,987(1)	$ 5,575,369(2)	$ 3,384,234(3)	$ 6,918,815(4)

Expenses:
Investment adviser fee	205,336	2,226,675	600,299	1,094,374
Administrative personnel and services fee	36,960	400,802	77,182	131,325
Custodian fees	9,460	45,952	18,398	28,076
Transfer and dividend disbursing agent fees and expenses	9,005	80,339	42,939	68,534
Directors'/Trustees' fees	822	3,800	1,415	1,897
Auditing fees	8,008	8,461	8,568	8,609
Legal fees	1,500	2,672	2,616	2,772
Portfolio accounting fees	11,080	123,063	26,718	46,993
Distribution services fee--Class B Shares	--	217,681	18,855	46,207
Distribution services fee--Class C Shares	--	--	103	2,280
Shareholder services fee--Class A Shares	102,668	977,286	195,503	325,526
Shareholder services fee--Class B Shares	--	136,051	18,855	38,505
Shareholder services fee--Class C Shares	--	--	34	760
Share registration costs	9,320	16,150	26,785	32,365
Printing and postage	6,989	1,811	2,831	4,892
Insurance premiums	1,400	6,352	2,340	3,020
Miscellaneous	898	2,464	1,372	1,237

Total expenses	403,446	4,249,559	1,044,813	1,837,372

Waivers:
Waiver of investment adviser fee	(143,735)	(1,113,337)	(171,514)	(364,791)
Waiver of distribution services fee--Class B Shares	--	(81,630)	--	--
Waiver of shareholder services fee	(102,668)	--	--	--

Total waivers	(246,403)	(1,194,967)	(171,514)	(364,791)

Net expenses	157,043	3,054,592	873,299	1,472,581

Net investment income	369,944	2,520,777	2,510,935	5,446,234

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	--	--	(186,233)	4,891,581
Net change in unrealized appreciation (depreciation) of investments	--	--	514,665	3,429,539

Net realized and unrealized gain on investments	--	--	328,432	8,321,120

Change in net assets resulting from operations	$ 369,944	$ 2,520,777	$ 2,839,367	$ 13,767,354

(1) Including income on securities loaned of $6,090.

(2) Including income on securities loaned of $116,364.

(3) Including income on securities loaned of $28,226.

(4) Including income on securities loaned of $70,647.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Operations

For the six months ended May 31, 2003 (unaudited)

	Balanced Fund	Value Fund	Growth Fund	Aggressive Growth Fund	Strategic Equity Fund (1)
Investment Income:
Interest	$ 1,363,698(2)	$ 75,259(3)	$ 170,905(4)	$ 85,657(5)	$ 17,894(6)
Dividends	591,229	1,943,380	1,853,423	428,543	424,178

Total income	1,954,927	2,018,639	2,024,328	514,200	442,072

Expenses:
Investment adviser fee	494,519	818,324	1,362,985	585,164	257,043
Administrative personnel and services fee	55,633	92,061	153,336	70,220	28,917
Custodian fees	13,610	21,524	30,750	16,851	7,611
Transfer and dividend disbursing agent fees and expenses	80,684	64,324	192,155	110,960	16,577
Directors'/Trustees' fees	1,389	1,480	2,467	1,598	824
Auditing fees	7,918	8,158	8,866	8,141	6,938
Legal fees	2,502	2,600	2,808	2,375	1,867
Portfolio accounting fees	21,187	32,594	51,326	23,847	10,915
Distribution services fee--Class B Shares	51,296	35,090	126,647	73,082	8
Distribution services fee--Class C Shares	2,248	327	854	1,040	--
Shareholder services fee--Class A Shares	111,041	226,376	320,109	133,807	80,319
Shareholder services fee--Class B Shares	42,747	29,242	105,539	60,902	6
Shareholder services fee--Class C Shares	749	109	285	347	--
Share registration costs	27,587	27,880	21,533	25,658	20,460
Printing and postage	9,635	10,814	39,041	19,129	7,172
Insurance premiums	2,075	2,708	3,643	2,309	1,451
Miscellaneous	1,310	1,733	2,208	1,364	1,316

Total expenses	926,130	1,375,344	2,424,552	1,136,794	441,424

Waivers:
Waiver of investment adviser fee	(30,908)	(51,145)	(85,186)	--	(16,065)

Net expenses	895,222	1,324,199	2,339,366	1,136,794	425,359

Net investment income (net operating loss)	1,059,705	694,440	(315,038)	(622,594)	16,713

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain (loss) on investments	(3,129,715)	(10,048,966)	(11,736,735)	(9,010,309)	1,366,948
Net change in unrealized appreciation (depreciation) of investments	3,620,501	7,813,336	26,418,896	20,759,742	154,650

Net realized and unrealized gain (loss) on investments	490,786	(2,235,630)	14,682,161	11,749,433	1,521,598

Change in net assets resulting from operations	$ 1,550,491	$ (1,541,190)	$ 14,367,123	$ 11,126,839	$ 1,538,311

(1) Reflects operations for the period from December 9, 2002 (date of initial public investment) to May 31, 2003.

(2) Including income on securities loaned of $18,225.

(3) Including income on securities loaned of $4,357.

(4) Including income on securities loaned of $14,524.

(5) Including income on securities loaned of $39,897.

(6) Including income on securities loaned of $237.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Government Money Market Fund		Treasury Money Market Fund
	Six Months Ended (unaudited) May 31, 2003	Period Ended November 30, 2002(1)	Six Months Ended (unaudited) May 31, 2003	Year Ended November 30, 2002
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$369,944	$1,019,798	$2,520,777	$8,616,631

Change in net assets resulting from operations	369,944	1,019,798	2,520,777	8,616,631

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(369,242)	(1,019,798)	(2,318,758)	(7,581,658)
Class B Shares	--	--	(187,953)	(1,034,973)
Class C Shares	--	--	--	--

Change in net assets resulting from distributions to shareholders	(369,242)	(1,019,798)	(2,506,711)	(8,616,631)

Share Transactions--
Proceeds from sales of shares	62,946,966	159,803,022	516,315,298	1,086,663,775
Net asset value of shares issued to shareholders in payment of dividends declared	1,355	--	429,297	1,824,312
Cost of shares redeemed	(59,581,777)	(86,445,896)	(549,340,421)	(994,659,101)

Change in net assets resulting from share transactions	3,366,544	73,357,126	(32,595,826)	93,828,986

Change in net assets	3,367,246	73,357,126	(32,581,760)	93,828,986
Net Assets:
Beginning of period	73,357,126	--	897,933,055	804,104,069

End of period	$ 76,724,372	$ 73,357,126	$ 865,351,295	$ 897,933,055
Undistributed net investment income included in net assets at end of period	$ 702	$ --	$14,066	$ --

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Limited Maturity Government Fund		Fixed Income Fund
	Six Months Ended (unaudited) May 31, 2003	Year Ended November 30, 2002	Six Months Ended (unaudited) May 31, 2003	Year Ended November 30, 2002
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 2,510,935	$ 5,410,899	$ 5,446,234	$ 11,476,183
Net realized gain (loss) on investments	(186,233)	424,114	4,891,581	2,741,401
Net change in unrealized appreciation (depreciation) of investments	514,665	(105)	3,429,539	4,239,040

Change in net assets resulting from operations	2,839,367	5,834,908	13,767,354	18,456,624

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(2,496,174)	(5,168,917)	(4,958,965)	(10,343,933)
Class B Shares	(222,750)	(553,711)	(539,336)	(1,128,027)
Class C Shares	(320)	(84)	(9,277)	(4,234)
Distributions from net realized gain on investment transactions:
Class A Shares	(192,694)	(84,876)	(483,951)	--
Class B Shares	(20,425)	(7,124)	(57,730)	--
Class C Shares	(14)	(4)	(620)	--

Change in net assets resulting from distributions to shareholders	(2,932,377)	(5,814,716)	(6,049,879)	(11,476,194)

Share Transactions--
Proceeds from sales of shares	52,051,598	70,391,255	25,689,312	81,541,032
Proceeds from shares issued in connection with the tax-free transfer of assets from Personal Trust Government Fund	--	--	51,684,333	--
Proceeds from shares issued in connection with the tax-free transfer of assets from Personal Trust Government/Corporate Fund	--	--	40,453,198	--
Net asset value of shares issued to shareholders in payment of dividends declared	1,116,216	2,369,688	2,226,664	3,911,142
Cost of shares redeemed	(17,567,696)	(53,957,312)	(33,834,727)	(81,244,108)

Change in net assets resulting from share transactions	35,600,118	18,803,631	86,218,780	4,208,066

Change in net assets	35,507,108	18,823,823	93,936,255	11,188,496
Net Assets:
Beginning of period	159,261,356	140,437,533	286,788,191	275,599,695

End of period	$ 194,768,464	$ 59,261,356	$ 80,724,446	$ 286,788,191

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (207,827)	$ 482	$ (61,355)	$ (11)

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Balanced Fund		Value Fund
	Six Months Ended (unaudited) May 31, 2003	Year Ended November 30, 2002	Six Months Ended (unaudited) May 31, 2003	Year Ended November 30, 2002
Increase (Decrease) in Net Assets:
Operations--
Net investment income	$ 1,059,705	$ 2,399,163	$ 694,440	$ 2,008,191
Net realized loss on investments	(3,129,715)	(6,077,067)	(10,048,966)	(33,812,432)
Net change in unrealized appreciation (depreciation) of investments	3,620,501	(4,399,311)	7,813,336	2,526,439

Change in net assets resulting from operations	1,550,491	(8,077,215)	(1,541,190)	(29,277,802)

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	(859,304)	(1,784,248)	(516,254)	(1,980,072)
Class B Shares	(292,831)	(591,286)	(38,055)	(130,055)
Class C Shares	(3,786)	(1,160)	--	(101)
Distributions from paid in capital:
Class A Shares	--	--	--	(54,839)
Class B Shares	--	--	--	(3,163)
Class C Shares	--	--	--	(4)
Distributions from net realized gain on investment transactions:
Class A Shares	--	(1,706,938)	--	--
Class B Shares	--	(1,054,448)	--	--
Class C Shares	--	(3)	--	--

Change in net assets resulting from distributions to shareholders	(1,155,921)	(5,138,083)	(554,309)	(2,168,234)

Share Transactions--
Proceeds from sales of shares	5,308,633	29,312,717	17,872,533	46,638,285
Net asset value of shares issued to shareholders in payment of dividends declared	1,110,703	4,980,118	300,368	1,220,817
Cost of shares redeemed	(10,093,743)	(42,178,019)	(17,347,237)	(39,177,362)

Change in net assets resulting from share transactions	(3,674,407)	(7,885,184)	825,664	8,681,740

Change in net assets	(3,279,837)	(21,100,482)	(1,269,835)	(22,764,296)
Net Assets:
Beginning of period	129,965,698	151,066,180	223,065,427	245,829,723

End of period	$ 126,685,861	$ 129,965,698	$ 221,795,592	$ 223,065,427

Undistributed net investment income included in net assets at end of period	$ 301,650	$ 397,866	$ 140,131	$ --

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Statements of Changes in Net Assets

	Growth Fund		Aggressive Growth Fund		Strategic Equity Fund
	Six Months Ended (unaudited) May 31, 2003	Year Ended November 30, 2002	Six Months Ended (unaudited) May 31, 2003	Year Ended November 30, 2002	Period Ended (unaudited) May 31, 2003(1)
Increase (Decrease) in Net Assets:
Operations--
Net investment income (loss)	$ (315,038)	$ (557,561)	$ (622,594)	$ (931,792)	$ 16,713
Net realized gain (loss) on investments	(11,736,735)	(29,275,903)	(9,010,309)	(12,071,070)	1,366,948
Net change in unrealized appreciation (depreciation) of investments	26,418,896	(34,653,022)	20,759,742	(11,510,011)	154,650

Change in net assets resulting from operations	14,367,123	(64,486,486)	11,126,839	(24,512,873)	1,538,311

Distributions to Shareholders--
Distributions from net investment income:
Class A Shares	--	(56,190)	--	(254,929)	--

Change in net assets resulting from distributions to shareholders	--	(56,190)	--	(254,929)	--

Share Transactions--
Proceeds from sales of shares	26,284,675	76,210,457	19,779,878	60,980,116	7,022,727
Proceeds from shares issued in connection with the tax-free transfer of assets from Personal Trust Common Stock Fund	--	--	--	--	56,846,913
Proceeds from shares in connection with the tax-free transfer assets from Personal Trust Capital Investment Fund	--	--	--	--	11,442,547
Net asset value of shares issued to shareholders in payment of dividends declared	--	32,298	--	160,984	--
Cost of shares redeemed	(28,707,004)	(92,432,681)	(17,173,067)	(60,646,161)	(5,291,139)

Change in net assets resulting from share transactions	(2,422,329)	(16,189,926)	2,606,811	494,939	70,021,048

Change in net assets	11,944,794	(80,732,602)	13,733,650	(24,272,863)	71,559,359
Net Assets:
Beginning of period	364,845,228	445,577,830	168,354,291	192,627,154	--

End of period	$ 376,790,022	$ 364,845,228	$ 182,087,941	$ 168,354,291	$ 71,559,359

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$ (315,038)	$ --	$ (622,594)	$ --	$ 16,713

(1) Reflects operations for the period from December 9, 2002 (date of initial public investment) to May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds--
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations		Distribution from net investment income		Distributions from net realized gain on investment transactions	Distributions in excess of net investment income
Government Money Market Fund -- Class A Shares
2002(3)	$1.00	0.01		--	0.01		(0.01)		--	--
2003(5)	$1.00	0.00	(6)	--	0.00	(6)	(0.00)	(6)	--	--
Treasury Money Market Fund -- Class A Shares
1998	$1.00	0.05		--	0.05		(0.05)		--	--
1999	$1.00	0.04		--	0.04		(0.04)		--	--
2000	$1.00	0.05		--	0.05		(0.05)		--	--
2001	$1.00	0.04		--	0.04		(0.04)		--	--
2002	$1.00	0.01		--	0.01		(0.01)		--	--
2003(5)	$1.00	0.00	(6)	--	0.00	(6)	(0.00)	(6)	--	--
Treasury Money Market Fund -- Class B Shares
1998	$1.00	0.04		--	0.04		(0.04)		--	--
1999	$1.00	0.04		--	0.04		(0.04)		--	--
2000	$1.00	0.05		--	0.05		(0.05)		--	--
2001	$1.00	0.04		--	0.04		(0.04)		--	--
2002	$1.00	0.01		--	0.01		(0.01)		--	--
2003(5)	$1.00	0.00	(6)	--	0.00	(6)	(0.00)	(6)	--	--
Limited Maturity Government Fund -- Class A Shares
1998(7)	$9.96	0.25		0.11	0.36		(0.25)		--	--
1999	$10.07	0.46		(0.20)	0.26		(0.46)		(0.01)	--
2000	$9.86	0.53		0.10	0.63		(0.52)		--	--
2001	$9.97	0.50		0.35	0.85		(0.50)		--	--
2002	$10.32	0.39	(8)	0.01 (8)	0.40		(0.40)		(0.01)	--
2003(5)	$10.31	0.15		0.02	0.17		(0.16)		(0.01)	--
Limited Maturity Government Fund -- Class B Shares
1998	$9.94	0.46		0.13	0.59		(0.46)		--	--
1999	$10.07	0.45		(0.21)	0.24		(0.44)		(0.01)	--
2000	$9.86	0.48		0.13	0.61		(0.50)		--	--
2001	$9.97	0.50		0.33	0.83		(0.48)		--	--
2002	$10.32	0.33	(8)	0.05 (8)	0.38		(0.38)		(0.01)	--
2003(5)	$10.31	0.14		0.02	0.16		(0.15)		(0.01)	--
Limited Maturity Government Fund -- Class C Shares
2002(9)	$10.26	0.30	(8)	0.08 (8)	0.38		(0.32)		(0.01)	--
2003(5)	$10.31	0.13		0.01	0.14		(0.13)		(0.01)	--
Fixed Income Fund -- Class A Shares
1994	$10.67	0.54		(1.01)	(0.47)		(0.53)		(0.20)	(0.01	)(10)
1995(11)	$9.46	0.09		0.11	0.20		(0.09)		--	--
1998(7)	$10.39	0.28		0.22	0.50		(0.28)		--	--
1999	$10.61	0.53		(0.51)	0.02		(0.53)		--	--
2000	$10.10	0.59		0.17	0.76		(0.59)		--	--
2001	$10.27	0.55		0.55	1.10		(0.55)		--	--
2002	$10.82	0.46		0.28	0.74		(0.46)		--	--
2003(5)	$11.10	0.21		0.32	0.53		(0.21)		(0.02)	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(4) Computed on an annualized basis.

(5) For the six months period ended May 31, 2003 (unaudited).

(6) Represents less than $0.01.

(7) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(8) Effective December 1, 2001, the Limited Maturity Government Fund adopted the provisions of the American Institute of Certified Public Accountants ("AICPA") Audit and Accounting Guide for Investment Companies and began accreting discount/amortizing premium on long-term debt securities. The effect of this change for the year ended November 30, 2002 was as follows:

Increase (Decrease)

	Net Investment Income per Share	Net Realized Unrealized Gain per Share	Ratio of Net Investment Income to Average Net Assets
Class A	$(0.02)	$0.02	(0.18)%
Class B	$(0.02)	$0.02	(0.18)%
Class C	$(0.02)	$0.02	(0.18)%

Per share, ratios and supplemental data for periods prior to December 1, 2001 have not been restated to reflect this change in presentation.

				Ratios to average net assets
Total distributions		Net Asset Value, end of period	Total return(1)	Expenses		Net investment income		Expenses waiver/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.01)		$1.00	1.36%	0.38%	(4)	1.37%	(4)	0.65%	(4)	$73,357	--
(0.00)	(6)	$1.00	0.45%	0.38%	(4)	0.90%	(4)	0.60%	(4)	$76,724	--

(0.05)		$1.00	4.71%	0.47%		4.57%		0.25%		$524,592	--
(0.04)		$1.00	4.21%	0.44%		4.12%		0.25%		$493,350	--
(0.05)		$1.00	5.50%	0.42%		5.37%		0.25%		$536,668	--
(0.04)		$1.00	3.99%	0.42%		3.86%		0.25%		$689,884	--
(0.01)		$1.00	1.11%	0.66%		1.10%		0.25%		$779,770	--
(0.00)	(6)	$1.00	0.30%	0.66%	(4)	0.60%	(4)	0.25%	(4)	$772,752	--

(0.04)		$1.00	4.30%	0.87%		4.17%		0.25%		$89,673	--
(0.04)		$1.00	3.94%	0.70%		3.89%		0.39%		$119,898	--
(0.05)		$1.00	5.24%	0.67%		5.13%		0.65%		$125,427	--
(0.04)		$1.00	3.73%	0.67%		3.64%		0.25%		$114,220	--
(0.01)		$1.00	0.85%	0.91%		0.85%		0.40%		$118,163	--
(0.00)	(6)	$1.00	0.17%	0.91%	(4)	0.35%	(4)	0.40%	(4)	$92,599	--

(0.25)		$10.07	3.59%	1.04%	(4)	4.73%	(4)	--		$55,627	69%
(0.47)		$9.86	2.64%	0.82%		4.66%		0.19%		$66,678	22%
(0.52)		$9.97	6.62%	0.79%		5.35%		0.20%		$68,949	70%
(0.50)		$10.32	8.74%	0.79%		4.97%		0.20%		$126,065	54%
(0.41)		$10.31	3.95%	0.99%		3.65%	(8)	0.20%		$144,274	53%
(0.17)		$10.31	1.74%	1.00%	(4)	2.95%	(4)	0.20%	(4)	$179,121	23%

(0.46)		$10.07	6.05%	1.12%		4.65%		--		$33,456	69%
(0.45)		$9.86	2.39%	1.07%		4.41%		0.19%		$46,679	22%
(0.50)		$9.97	6.36%	1.04%		5.09%		0.20%		$45,202	70%
(0.48)		$10.32	8.47%	1.04%		4.72%		0.20%		$14,372	54%
(0.39)		$10.31	3.70%	1.24%		3.39%	(8)	0.25%		$14,977	53%
(0.16)		$10.31	1.61%	1.25%	(4)	2.71%	(4)	0.20%	(4)	$15,579	23%

(0.33)		$10.31	3.56%	1.74%	(4)	3.22%	(4,8)	0.20%	(4)	$10	53%
(0.14)		$10.31	1.36%	1.75%	(4)	2.20%	(4)	0.20%	(4)	$68	23%

(0.74)		$9.46	(4.55)%	0.79%		5.44%		0.25%		$153,289	24%
(0.09)		$9.57	2.11%	0.82%	(4)	5.79%	(4)	0.25%	(4)	--	--
(0.28)		$10.61	4.87%	0.97%	(4)	5.19%	(4)	--		$193,351	64%
(0.53)		$10.10	0.24%	0.73%		5.18%		0.23%		$215,281	18%
(0.59)		$10.27	7.78%	0.71%		5.84%		0.25%		$205,169	45%
(0.55)		$10.82	10.91%	0.71%		5.16%		0.25%		$241,393	51%
(0.46)		$11.10	6.96%	0.97%		4.19%		0.25%		$255,280	50%
(0.23)		$11.40	4.85%	0.98%	(4)	3.77%	(4)	0.25%	(4)	$348,822	34%

(9) Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.

(10) Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles ("GAAP"). These distributions did not represent a return of capital for federal income tax purposes.

(11) Reflects operations for the two months period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds--
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions	Distributions from paid in capital
Fixed Income Fund -- Class B Shares
1998	$10.37	0.53		0.24	0.77	(0.53)	--	--
1999	$10.61	0.51		(0.51)	--	(0.51)	--	--
2000	$10.10	0.56		0.17	0.73	(0.56)	--	--
2001	$10.27	0.52		0.55	1.07	(0.52)	--	--
2002	$10.82	0.42		0.28	0.70	(0.42)	--	--
2003(4)	$11.10	0.19		0.33	0.52	(0.20)	(0.02)	--
Fixed Income Fund -- Class C Shares
2002(5)	$10.82	0.37		0.28	0.65	(0.37)	--	--
2003(4)	$11.10	0.17		0.32	0.49	(0.17)	(0.02)	--
Balanced Fund -- Class A Shares
1998(6)	$14.52	0.19		0.80	0.99	(0.19)	--	--
1999	$15.32	0.38		1.12	1.50	(0.36)	(0.49)	--
2000	$15.97	0.41		(0.59)	(0.18)	(0.41)	(0.45)	--
2001	$14.93	0.36		(0.73)	(0.37)	(0.38)	(0.11)	--
2002	$14.07	0.24	(7)	(0.93)	(0.69)	(0.24)	(0.26)	--
2003(4)	$12.88	0.11		0.07	0.18	(0.12)	--	--
Balanced Fund -- Class B Shares
1998	$13.79	0.35		1.96	2.31	(0.37)	(0.41)	--
1999	$15.32	0.33		1.12	1.45	(0.32)	(0.49)	--
2000	$15.96	0.37		(0.59)	(0.22)	(0.37)	(0.45)	--
2001	$14.92	0.39		(0.80)	(0.41)	(0.34)	(0.11)	--
2002	$14.06	0.19	(7)	(0.92)	(0.73)	(0.17)	(0.26)	--
2003(4)	$12.90	0.11		0.05	0.16	(0.11)	--	--
Balanced Fund -- Class C Shares
2002(8)	$13.67	0.13	(7)	(0.82)	(0.69)	(0.08)	--	--
2003(4)	$12.90	0.07		0.06	0.13	(0.08)	--	--
Value Fund -- Class A Shares
1998(6)	$17.31	0.10		(0.02)	0.08	(0.11)	--	--
1999	$17.28	0.18		0.73	0.91	(0.17)	(2.09)	--
2000	$15.93	0.16		(0.17)	(0.01)	(0.16)	(0.54)	--
2001	$15.22	0.21		(1.27)	(1.06)	(0.22)	--	--
2002	$13.94	0.12		(1.71)	(1.59)	(0.13)	--	(0.00)(9,10)
2003(4)	$12.22	0.04		(0.13)	(0.09)	(0.03)	--	--
Value Fund -- Class B Shares
1998	$16.18	0.22		1.50	1.72	(0.21)	(0.42)	--
1999	$17.27	0.09		0.78	0.87	(0.13)	(2.09)	--
2000	$15.92	0.13		(0.17)	(0.04)	(0.13)	(0.54)	--
2001	$15.21	0.24		(1.33)	(1.09)	(0.18)	--	--
2002	$13.94	0.08		(1.72)	(1.64)	(0.06)	--	(0.00)(9,10)
2003(4)	$12.24	0.04		(0.14)	(0.10)	(0.02)	--	--
Value Fund -- Class C Shares
2002(11)	$13.35	0.02		(1.14)	(1.12)	(0.02)	--	(0.00)(9,10)
2003(4)	$12.21	0.01		(0.11)	(0.10)	--	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(3) Computed on an annualized basis.

(4) For the six months period ended May 31, 2003 (unaudited).

(5) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(6) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(7) Based on average shares outstanding.

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Expenses		Net investment income		Expenses waiver/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.53)	$10.61	7.60%	0.99%		5.17%		--		$23,992	64%
(0.51)	$10.10	(0.01)%	0.98%		4.95%		0.23%		$48,641	18%
(0.56)	$10.27	7.51%	0.96%		5.60%		0.25%		$54,365	45%
(0.52)	$10.82	10.64%	0.96%		4.89%		0.25%		$34,206	51%
(0.42)	$11.10	6.65%	1.27%		3.88%		0.25%		$31,180	50%
(0.22)	$11.40	4.70%	1.28%	(3)	3.46	%(3)	0.25	%(3)	$31,178	34%

(0.37)	$11.10	6.15%	1.72%	(3)	3.33	%(3)	0.25	%(3)	$327	50%
(0.19)	$11.40	4.46%	1.73%	(3)	3.00	%(3)	0.25	%(3)	$725	34%

(0.19)	$15.32	6.89%	1.11%	(3)	2.56	%(3)	--		$10,409	31%
(0.85)	$15.97	10.14%	1.04%		2.42%		0.05%		$15,868	23%
(0.86)	$14.93	(1.30)%	1.01%		2.64%		0.05%		$12,135	41%
(0.49)	$14.07	(2.42)%	1.07%		2.57%		0.05%		$92,980	70%
(0.50)	$12.88	(4.99)%	1.30%		1.83%		0.05%		$92,530	82%
(0.12)	$12.94	1.52%	1.36%	(3)	1.80	%(3)	0.05	%(3)	$91,987	63%

(0.78)	$15.32	17.49%	1.25%		2.42%		--		$112,260	31%
(0.81)	$15.96	9.82%	1.29%		2.17%		0.05%		$167,037	23%
(0.82)	$14.92	(1.54)%	1.26%		2.39%		0.05%		$157,419	41%
(0.45)	$14.06	(2.68)%	1.31%		2.32%		0.05%		$58,086	70%
(0.43)	$12.90	(5.32)%	1.60%		1.44%		0.05%		$36,824	82%
(0.11)	$12.95	1.33%	1.66%	(3)	1.50	%(3)	0.05	%(3)	$34,068	63%

(0.08)	$12.90	(5.31)%	2.05%	(3)	1.24	%(3)	0.05	%(3)	$612	82%
(0.08)	$12.95	1.11%	2.11%	(3)	1.05	%(3)	0.05	%(3)	$631	63%

(0.11)	$17.28	0.50%	1.06%	(3)	1.29	%(3)	--		$157,990	63%
(2.26)	$15.93	5.76%	0.97%		1.02%		0.05%		$205,198	69%
(0.70)	$15.22	0.00%	0.96%		1.08%		0.05%		$192,426	41%
(0.22)	$13.94	(6.96)%	0.98%		1.41%		0.05%		$214,667	128%
(0.13)	$12.22	(11.47)%	1.23%		0.89%		0.05%		$196,423	163%
(0.03)	$12.10	(0.70)%	1.26%	(3)	0.72	%(3)	0.05	%(3)	$197,869	103%

(0.63)	$17.27	11.00%	1.11%		1.24%		--		$47,815	63%
(2.22)	$15.92	5.51%	1.22%		0.77%		0.05%		$77,325	69%
(0.67)	$15.21	(0.25)%	1.21%		0.83%		0.05%		$73,215	41%
(0.18)	$13.94	(7.15)%	1.23%		1.16%		0.05%		$31,163	128%
(0.06)	$12.24	(11.81)%	1.53%		0.57%		0.05%		$26,588	163%
(0.02)	$12.12	(0.82)%	1.56%	(3)	0.40	%(3)	0.05	%(3)	$23,730	103%

(0.02)	$12.21	(8.80)%	1.98%	(3)	0.21	%(3)	0.05	%(3)	$55	163%
--	$12.11	(0.82)%	2.01%	(3)	(0.04	)%(3)	0.05	%(3)	$197	103%

(8) Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002.

(9) Represents a return of capital for federal income tax purposes.

(10) Represents less than $(0.01).

(11) Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds--
Financial Highlights

For a share outstanding throughout each period.

Year Ended November 30,	Net Asset Value, beginning of period	Net investment income (net operating loss)		Net realized and unrealized gain (loss) on investments	Total from investment operations	Distribution from net investment income	Distributions from net realized gain on investment transactions
Growth Fund -- Class A Shares
1995(3)	$10.36	0.08		0.02	0.10	(0.08)	(0.33)
1998(5)	$17.81	0.02		2.27	2.29	(0.02)	--
1999	$20.08	0.03		5.18	5.21	(0.01)	(1.73)
2000	$23.55	(0.07)		(2.68)	(2.75)	--	(0.42)
2001	$20.38	(0.03)		(4.20)	(4.23)	--	(0.88)
2002	$15.27	(0.01	)(6)	(2.23)	(2.24)	(0.00)(7)	--
2003(8)	$13.03	(0.01)		0.56	0.55	--	--
Growth Fund -- Class B Shares
1998	$16.89	0.02		5.00	5.02	(0.03)	(1.80)
1999	$20.08	(0.03)		5.17	5.14	--	(1.73)
2000	$23.49	(0.12)		(2.66)	(2.78)	--	(0.42)
2001	$20.29	(0.13)		(4.12)	(4.25)	--	(0.88)
2002	$15.16	(0.05	)(6)	(2.21)	(2.26)	--	--
2003(8)	$12.90	(0.04)		0.56	0.52	--	--
Growth Fund -- Class C Shares
2002(9)	$15.46	(0.09	)(6)	(2.42)	(2.51)	--	--
2003(8)	$12.95	(0.04)		0.54	0.50	--	--
Aggressive Growth Fund -- Class A Shares
2000(10)	$17.62	0.08		(0.69)	(0.61)	--	--
2001	$17.01	0.03		0.64	0.67	(0.10)	(3.92)
2002	$13.66	(0.05	)(6)	(1.60)	(1.65)	(0.02)	--
2003(8)	$11.99	(0.04)		0.85	0.81	--	--
Aggressive Growth Fund -- Class B Shares
1999(11)	$10.00	--		3.20	3.20	--	(0.62)
2000	$12.58	0.13		4.64	4.77	--	(0.34)
2001	$17.01	0.02		0.63	0.65	(0.10)	(3.92)
2002	$13.64	(0.09	)(6)	(1.60)	(1.69)	--	--
2003(8)	$11.95	(0.06)		0.85	0.79	--	--
Aggressive Growth Fund -- Class C Shares
2002(9)	$13.71	(0.12	)(6)	(1.67)	(1.79)	--	--
2003(8)	$11.92	(0.08)		0.84	0.76	--	--
Strategic Equity Fund -- Class A Shares
2003(12)	$10.00	0.00	(7)	0.22	0.22	--	--
Strategic Equity Fund -- Class B Shares
2003(12)	$10.00	0.00	(7)	0.22	0.22	--	--
Strategic Equity Fund -- Class C Shares
2003(12)	$10.00	0.00	(7)	0.22	0.22	--	--

Effective June 30, 2000, Trust Shares became Class A Shares and Investment Shares became Class B Shares.

(1) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(2) This voluntary expense decrease is reflected in both the expense and net investment income (loss) ratios shown.

(3) Reflects operations for the two month period ended January 31, 1995. Prior to February 1, 1995, the Fund offered two classes of shares: Investment Shares and Trust Shares. On February 1, 1995, the Fund exchanged all outstanding Trust Shares for Investment Shares and no longer offered Trust Shares. The Fund resumed offering Trust Shares as of May 20, 1998.

(4) Computed on an annualized basis.

(5) Reflects operations for the period from May 20, 1998 (date of initial public investment) to November 30, 1998.

(6) Based on average shares outstanding.

(7) Represents less than $0.01.

			Ratios to average net assets
Total distributions	Net Asset Value, end of period	Total return(1)	Expenses		Net investment income (net operating loss)		Expenses waiver/ reimbursement(2)		Net Assets, end of period (000 omitted)	Portfolio turnover

(0.41)	$10.05	1.00%	0.83%	(4)	2.76	%(4)	0.30%	(4)	--	--
(0.02)	$20.08	12.85%	1.00%	(4)	0.22	%(4)	--		$246,613	41%
(1.74)	$23.55	27.42%	0.94%		0.05%		0.05%		$376,940	20%
(0.42)	$20.38	(11.97)%	0.92%		(0.28)%		0.05%		$294,824	37%
(0.88)	$15.27	(21.59)%	1.02%		(0.09)%		0.05%		$306,923	47%
(0.00)(7)	$13.03	(14.65)%	1.28%		(0.06)%		0.05%		$271,852	112%
--	$13.58	4.22%	1.30%	(4)	(0.11	)%(4)	0.05%	(4)	$287,498	23%

(1.83)	$20.08	33.81%	1.08%		0.12%		--		$140,922	41%
(1.73)	$23.49	27.07%	1.19%		(0.20)%		0.05%		$320,921	20%
(0.42)	$20.29	(12.13)%	1.17%		(0.53)%		0.05%		$321,305	37%
(0.88)	$15.16	(21.79)%	1.27%		(0.34)%		0.05%		$138,655	47%
--	$12.90	(14.91)%	1.58%		(0.36)%		0.05%		$92,854	112%
--	$13.42	4.03%	1.60%	(4)	(0.40	)%(4)	0.05%	(4)	$88,904	23%

--	$12.95	(16.88)%	2.03%	(4)	(0.81	)%(4)	0.05%	(4)	$139	112%
--	$13.45	3.86%	2.05%	(4)	(0.86	)%(4)	0.05%	(4)	$388	23%

--	$17.01	(3.46)%	0.98%	(4)	1.07	%(4)	--		$101,056	118%
(4.02)	$13.66	3.91%	1.07%		0.24%		--		$144,726	81%
(0.02)	$11.99	(12.07)%	1.30%		(0.42)%		--		$114,660	126%
--	$12.80	6.76%	1.36%	(4)	(0.70	)%(4)	--		$127,467	23%

(0.62)	$12.58	33.17%	1.19%	(4)	(0.11	)%(4)	--		$95,992	64%
(0.34)	$17.01	38.66%	0.98%		0.55%		--		$83,204	118%
(4.02)	$13.64	3.76%	1.24%		0.05%		--		$47,901	81%
--	$11.95	(12.39)%	1.60%		(0.72)%		--		$53,435	126%
--	$12.74	6.61%	1.66%	(4)	(1.00	)%(4)	--		$54,280	23%

--	$11.92	(14.06)%	2.05%	(4)	(1.18	)%(4)	--		$259	126%
--	$12.68	6.38%	2.11%	(4)	(1.48	)%(4)	--		$341	23%

--	$10.22	2.20%	1.33%	(4)	0.05	%(4)	0.05%	(4)	$71,544	82%

--	$10.22	2.20%	1.63%	(4)	(0.25	)%(4)	0.05%	(4)	$16	82%

--	$10.22	2.20%	2.08%	(4)	(0.70	)%(4)	0.05%	(4)	--	82%

(8) For the six month period ended May 31, 2003 (unaudited).

(9) Reflects operations for the period from January 7, 2002 (date of initial public investment) to November 30, 2002.

(10) Reflects operations for the period from July 10, 2000 (date of initial public investment) to November 30, 2000.

(11) Reflects operations for the period from March 15, 1999 (date of initial public investment) to November 30, 1999.

(12) Reflects operations for the period from December 9, 2002 (date of initial public investment) to May 31, 2003.

(See Notes which are an integral part of the Financial Statements)

Regions Morgan Keegan Select Funds
Combined Notes to Financial Statements

May 31, 2003 (unaudited)

(1) Organization

Regions Morgan Keegan Select Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end, management investment company. The Trust consists of nine portfolios (individually referred to as the "Fund", or collectively as the "Funds") at May 31, 2003, which are presented herein:

Portfolio Name	Investment Objective

Regions Morgan Keegan Select Government Money Market Fund ("Government Money Market Fund")

Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. treasury and government agency securities.

Regions Morgan Keegan Select Treasury Money Market Fund ("Treasury Money Market Fund")	Current income consistent with stability of principal and liquidity. The Fund pursues its objective by investing primarily in a diversified portfolio of short-term U.S. treasury obligations.

Regions Morgan Keegan Select Limited Maturity Government Fund ("Limited Maturity Government Fund")

Current income. The Fund pursues its objective by investing in a diversified portfolio consisting primarily of securities which are guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities.

Regions Morgan Keegan Select Fixed Income Fund ("Fixed Income Fund")	Current income with a secondary objective of capital appreciation. The Fund pursues its objective by investing only in high grade debt securities.

Regions Morgan Keegan Select Balanced Fund ("Balanced Fund")

Total return through capital appreciation, dividends, and interest. The Fund pursues its objective by investing primarily in a diversified portfolio of common and preferred stocks, fixed-income securities, and convertible securities.

Regions Morgan Keegan Select Value Fund ("Value Fund")

Income and growth of capital. The Fund pursues its objective by investing primarily in common and preferred stocks of companies that are deemed to be undervalued, out of favor and are currently underestimated by the investment community.

Regions Morgan Keegan Select Growth Fund ("Growth Fund")

Growth of capital and income. The Fund pursues its objective by investing principally in a diversified portfolio of common stocks of companies with market capitalizations of $2 billion or more that are expected to achieve above-average growth in earnings.

Regions Morgan Keegan Select Aggressive Growth Fund ("Aggressive Growth Fund")	Long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of companies with small to medium-sized market capitalizations of $10 billion or less.

Regions Morgan Keegan Select Strategic Equity Fund ("Strategic Equity Fund")

To provide long-term capital appreciation. The Fund pursues its objective by investing primarily in equity securities of large and mid-sized U.S. companies (i.e. companies whose market capitalization fall within the range tracked by the Standard & Poor's 500 Index at the time of purchase).

The Funds with fluctuating net asset values offer three classes of shares: Class A Shares, Class B Shares and Class C Shares. Class B Shares and Class C Shares are identical in all respects to Class A Shares, except the Class B Shares and Class C Shares impose a contingent deferred sales charge (and impose different, or in the case of Class B Shares, no front-end sales charge) and are sold pursuant to a distribution plan adopted in accordance with Rule 12b-1 under the Act. The Treasury Money Market Fund offers Class A Shares and Class B Shares. The Government Money Market Fund offers only Class A Shares. The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the portfolio in which shares are held.

On May 27, 2003, the Fixed Income Fund received a tax-free transfer of assets from Personal Trust Government Fund and Personal Trust Government/Corporate Fund as follows:

Class A Shares of the Fund Issued

Net Assets Received[1]

Unrealized Appreciation

Net Assets of the Fund Prior to Combination

Net Assets of the Government Fund and Government/Corporate Fund Immediately Prior to Combination

Net Assets of the Fund Immediately After Combination
8,089,336	$92,137,531	$7,100,521	$289,107,997	$92,137,531	$381,245,528

1 Unrealized appreciation is included in the Net Assets Received amount shown above.

On December 9, 2002, the Strategic Equity Fund received a tax-free transfer of assets from Personal Trust Common Stock Fund and Personal Trust Capital Investment Fund as follows:

Class A Shares of the Fund Issued

Net Assets Received[1]

Unrealized Appreciation

Net Assets of the Fund Prior to Combination

Net Assets of the Common Stock Fund and Captial Investment Fund Immediately Prior to Combination

Net Assets of the Fund Immediately After Combination
6,828,946	$68,289,460	$13,752,152	$300	$68,289,460	$68,289,760

1 Unrealized appreciation is included in the Net Assets Received amount shown above.

(2) Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with Generally Accepted Accounting Principles ("GAAP") in the United States of America.

Investment Valuations --U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Listed equity securities and exchange traded funds are valued at the last sale price reported on a national securities exchange. The Government Money Market Fund and the Treasury Money Market Fund uses the amortized cost method to value each respective Fund's portfolio of securities in accordance with Rule 2a-7 under the Act. For fluctuating net asset value Funds within the Trust, short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities purchased with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees ("Trustees").

Repurchase Agreements --It is the policy of the Funds to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement transactions. Additionally, procedures have been established by the Funds to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Funds will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Funds could receive less than the repurchase price on the sale of collateral securities.

Investment Income, Expenses and Distributions --Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Funds offer multiple classes of shares, which may differ in their respective distribution and service fees. Income and gains are allocated to separate classes of shares based upon the relative net assets of each class. All shareholders bear the common expenses of the Funds based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

The Funds adopted the provisions of the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies as revised, effective for fiscal years beginning after December 15, 2000. As required, the Limited Maturity Government Fund began amortizing premiums and discounts on debt securities on December 1, 2001. Prior to this date, the Fund did not amortize market premiums and discounts on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Limited Maturity Government Fund, but resulted in adjustments to its financial statements as follows:

As of 12/1/2001
For the Year Ended 11/30/2002

Cost of Investment

Undistributed Net Investment Income

Net Investment Income

Net Unrealized Appreciation (Depreciation)

Net Realized Gain (Loss)
Increase (Decrease)	$110,851	$110,851	$(262,294)	$110,161	$152,133

Premium and Discount Amortization/Paydown Gains and Losses --All premiums and discounts are amortized/accreted. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes --It is the Funds' policy to comply with the subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of their income. Accordingly, no provision for federal tax is necessary.

Withholding taxes on foreign interest and dividends have been provided for in accordance with the applicable country's tax rules and rates.

Securities Lending --The Funds participate in a securities lending program providing for the lending of corporate bonds, equity and government securities to qualified brokers. Collateral for securities loaned must be in cash or government securities. Collateral is maintained at a minimum level of 102% of the market value on investments loaned, plus interest, if applicable. Earnings on collateral are allocated between the custodian securities lending agent, as a fee for its services under the program, and the Funds, according to agreed-upon rates. As of May 31, 2003, the Funds had no securities on loan.

When-Issued and Delayed Delivery Transactions --The Funds may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Use of Estimates --The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other --Investment transactions are accounted for on a trade date basis.

(3) Shares of Beneficial Interest

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. Transactions in Fund Shares were as follows:

	Government Money Market Fund
	Six Months Ended May 31, 2003	Period Ended November 30, 2002(1)
Class A Shares	Shares	Shares
Shares sold	62,947,067	159,802,920
Shares issued to shareholders in payment of distributions declared	1,355	--
Shares redeemed	(59,581,777)	(86,445,896)

Net change resulting from Class A Share transactions	3,366,645	73,357,024

	Treasury Money Market Fund

	Six Months Ended May 31, 2003	Year Ended November 30, 2002
Class A Shares	Shares	Shares
Shares sold	448,783,539	912,463,164
Shares issued to shareholders in payment of distributions declared	304,663	989,077
Shares redeemed	(456,118,543)	(823,560,651)

Net change resulting from Class A Share transactions	(7,030,341)	89,891,590

	Treasury Money Market Fund
	Six Months Ended May 31, 2003	Year Ended November 30, 2002
Class B Shares	Shares	Shares
Shares sold	67,539,076	174,200,390
Shares issued to shareholders in payment of distributions declared	124,634	835,235
Shares redeemed	(93,221,878)	(171,098,450)
Net change resulting from Class B Share transactions	(25,558,168)	3,937,175

Net change resulting from Fund Share transactions	(32,588,509)	93,828,765

	Limited Maturity Government Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	4,744,857	$48,893,103	5,858,484	$60,256,041
Shares issued to shareholders in payment of distributions declared	96,958	1,000,012	203,604	2,092,504
Shares redeemed	(1,451,845)	(14,962,076)	(4,292,552)	(44,120,408)

Net change resulting from Class A Share transactions	3,389,970	$34,931,039	1,769,536	$18,228,137

	Limited Maturity Government Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	301,019	$3,100,707	985,262	$10,118,591
Shares issued to shareholders in payment of distributions declared	11,248	116,008	26,958	277,147
Shares redeemed	(252,926)	(2,605,613)	(953,337)	(9,830,741)

Net change resulting from Class B Share transactions	59,341	$611,102	58,883	$564,997

	Limited Maturity Government Fund
	Six Months Ended May 31, 2003		Period Ended November 30, 2002 (2)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	5,608	$57,788	1,608	$16,623
Shares issued to shareholders in payment of distributions declared	19	196	4	37
Shares redeemed	(1)	(7)	(598)	(6,163)
Net change resulting from Class C Share transactions	5,626	$57,977	1,014	$10,497

Net change resulting from Fund Share transactions	3,454,937	$35,600,118	1,829,433	$18,803,631

	Fixed Income Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,802,914	$20,974,989	6,059,283	$66,293,116
Shares issued in connection with the tax-free transfer of assets from Personal Trust Government Fund	4,537,694	51,684,333	--	--
Shares issued in connection with a tax-free transfer of assets from Personal Trust Government/Corporate Fund	3,551,642	40,453,198	--	--
Shares issued to shareholders in payment of distributions declared	160,149	1,803,948	291,278	3,176,345
Shares redeemed	(2,445,883)	(27,467,630)	(5,668,139)	(61,719,297)

Net change resulting from Class A Share transactions	7,606,516	$87,448,838	682,422	$7,750,164

	Fixed Income Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	448,553	$4,271,351	1,372,974	$14,917,114
Shares issued to shareholders in payment of distributions declared	36,711	413,619	67,001	731,215
Shares redeemed	(559,029)	(6,279,134)	(1,793,222)	(19,513,557)

Net change resulting from Class B Share transactions	(73,765)	$(1,594,164)	(353,247)	$(3,865,228)

	Fixed Income Fund
	Six Months Ended May 31, 2003		Period Ended November 30, 2002(1)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	41,087	$442,972	30,191	$330,802
Shares issued to shareholders in payment of distributions declared	807	9,097	321	3,582
Shares redeemed	(7,794)	(87,963)	(1,015)	(11,254)
Net change resulting from Class C Share transactions	34,100	$364,106	29,497	$323,130

Net change resulting from Fund Share transactions	7,566,851	$86,218,780	358,672	$4,208,066

	Balanced Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	310,617	$3,855,300	1,690,317	$22,820,781
Shares issued to shareholders in payment of distributions declared	66,855	824,627	254,799	3,399,298
Shares redeemed	(450,684)	(5,612,799)	(1,371,028)	(17,822,217)

Net change resulting from Class A Share transactions	(73,212)	$(932,872)	574,088	$8,397,862

	Balanced Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	114,205	$1,432,502	432,206	$5,781,576
Shares issued to shareholders in payment of distributions declared	22,831	282,290	117,367	1,579,659
Shares redeemed	(361,260)	(4,472,591)	(1,828,085)	(24,265,685)

Net change resulting from Class B Share transactions	(224,224)	$(2,757,799)	(1,278,512)	$(16,904,450)

	Balanced Fund
	Six Months Ended May 31, 2003		Period Ended November 30, 2002(3)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,662	$20,831	54,321	$710,360
Shares issued to shareholders in payment of distributions declared	306	3,786	95	1,161
Shares redeemed	(669)	(8,353)	(7,013)	(90,117)
Net change resulting from Class C Share transactions	1,299	$16,264	47,403	$621,404

Net change resulting from Fund Share transactions	(296,137)	$(3,674,407)	(657,021)	$(7,885,184)

	Value Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,395,851	$15,868,110	2,930,025	$38,679,784
Shares issued to shareholders in payment of distributions declared	24,471	273,148	84,952	1,116,687
Shares redeemed	(1,153,740)	(13,035,842)	(2,331,386)	(30,614,685)

Net change resulting from Class A Share transactions	266,582	$3,105,416	683,591	$9,181,786

	Value Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	162,034	$1,827,862	581,104	$7,898,351
Shares issued to shareholders in payment of distributions declared	2,444	27,220	7,818	104,130
Shares redeemed	(379,633)	(4,258,672)	(652,934)	(8,562,546)

Net change resulting from Class B Share transactions	(215,155)	$(2,403,590)	(64,012)	$(560,065)

	Value Fund
	Six Months Ended May 31, 2003		Period Ended November 30, 2002(4)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	16,275	$176,561	4,536	$60,150
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(4,554)	(52,723)	(11)	(131)
Net change resulting from Class C Share transactions	11,721	$123,838	4,525	$60,019

Net change resulting from Fund Share transactions	63,148	$825,664	624,104	$8,681,740

	Growth Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,778,117	$22,389,612	4,416,892	$60,249,306
Shares issued to shareholders in payment of distributions declared	--	--	2,846	32,298
Shares redeemed	(1,466,979)	(18,139,251)	(3,659,828)	(50,008,764)

Net change resulting from Class A Share transactions	311,138	$4,250,361	759,910	$10,272,840

	Growth Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	297,112	$3,626,372	1,109,819	$15,817,082
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(871,044)	(10,513,825)	(3,057,234)	(42,423,793)

Net change resulting from Class B Share transactions	(573,932)	$(6,887,453)	(1,947,415)	$(26,606,711)

	Growth Fund
	Six Months Ended May 31, 2003		Period Ended November 30, 2002(5)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	22,195	$268,691	10,756	$144,069
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(4,123)	(53,928)	(10)	(124)
Net change resulting from Class C Share transactions	18,072	$214,763	10,746	$143,945

Net change resulting from Fund Share transactions	(244,722)	$(2,422,329)	(1,176,759)	$(16,189,926)

	Aggressive Growth Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class A Shares	Shares	Dollars	Shares	Dollars
Shares sold	1,377,757	$15,814,085	2,675,263	$32,944,559
Shares issued to shareholders in payment of distributions declared	--	--	11,716	160,984
Shares redeemed	(986,824)	(10,978,041)	(3,716,800)	(46,616,892)

Net change resulting from Class A Share transactions	390,933	$4,836,044	(1,029,821)	$(13,511,349)

	Aggressive Growth Fund
	Six Months Ended May 31, 2003		Year Ended November 30, 2002
Class B Shares	Shares	Dollars	Shares	Dollars
Shares sold	341,688	$3,819,948	2,104,341	$27,728,364
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(553,736)	(6,103,447)	(1,143,934)	(13,983,178)

Net change resulting from Class B Share transactions	(212,048)	$(2,283,499)	960,407	$13,745,186

	Aggressive Growth Fund
	Six Months Ended May 31, 2003		Period Ended November 30, 2002(5)
Class C Shares	Shares	Dollars	Shares	Dollars
Shares sold	12,585	$145,845	25,758	$307,193
Shares issued to shareholders in payment of distributions declared	--	--	--	--
Shares redeemed	(7,424)	(91,579)	(3,998)	(46,091)
Net change resulting from Class C Share transactions	5,161	$54,266	21,760	$261,102

Net change resulting from Fund Share transactions	184,046	$2,606,811	(47,654)	$494,939

	Strategic Equity Fund
	Period Ended May 31, 2003(6)
Class A Shares	Shares	Dollars
Shares sold	724,417	$7,007,387
Shares issued in connection with the tax-free transfer of assets from Personal Trust Common Stock Fund	5,684,691	56,846,913
Shares issued in connection with a tax-free transfer of assets from Personal Trust Capital Investment Fund	1,144,255	11,442,547
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	(554,399)	(5,290,959)

Net change resulting from Class A Share transactions	6,998,964	$70,005,888

	Strategic Equity Fund

	Period Ended May 31, 2003(6)
Class B Shares	Shares	Dollars
Shares sold

	1,544	$15,170
Shares issued to shareholders in payment of distributions declared

	--	--
Shares redeemed	(10)	(90)

Net change resulting from Class B Share transactions	1,534	$15,080

	Strategic Equity Fund
	Period Ended May 31, 2003(6)
Class C Shares	Shares	Dollars
Shares sold	20	$170
Shares issued to shareholders in payment of distributions declared	--	--
Shares redeemed	(10)	(90)

Net change resulting from Class C Share transactions	10	$80

Net change resulting from Fund Share transactions	7,000,508	$70,021,048

(1) Reflects operations for the period from December 3, 2001 (date of initial public investment) to November 30, 2002.

(2) Reflects operations for the period from December 14, 2001 (date of initial public investment) to November 30, 2002.

(3) Reflects operations for the period from January 14, 2002 (date of initial public investment) to November 30, 2002.

(4) Reflects operations for the period from February 21, 2002 (date of initial public investment) to November 30, 2002.

(5) Reflects operations for the period from January 7, 2002 (date of initial public investment) to November 30, 2002.

(6) Reflects operations for the period from December 9, 2002 (date of initial public investment) to May 31, 2003.

(4) Federal Tax Information

At May 31, 2003, the Funds' cost of investments for federal tax purposes and unrealized appreciation/depreciation of investments for federal tax purposes was as follows:

Fund

	Cost of Investments
		Gross Unrealized Appreciation
			Gross Unrealized Depreciation
				Net Unrealized Appreciation
Government Money Market Fund	$76,334,048	--	--	--
Treasury Money Market Fund	862,997,251	--	--	--
Limited Maturity Government Fund	189,109,503	$4,685,373	$153,159	$4,532,214
Fixed Income Fund	351,391,969	25,958,519	2,351	25,956,168
Balanced Fund	112,800,284	12,291,613	1,299,142	10,992,471
Value Fund	206,465,830	19,776,637	1,447,116	18,329,521
Growth Fund	316,314,123	67,897,575	7,155,047	60,742,528
Aggressive Growth Fund	153,247,079	31,851,284	3,437,029	28,414,255
Strategic Equity Fund	57,569,758	14,511,379	604,577	13,906,802

At November 30, 2002, Balanced Fund, Value Fund, Growth Fund and Aggressive Growth Fund, for federal tax purposes, had capital loss carryforwards of $6,194,465, $52,459,078, $99,486,435 and $14,825,965, respectively, which will reduce the Funds' taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Fund	Expiring in 2008	Expiring in 2009	Expiring in 2010
Balanced Fund	--	--	$ 6,194,465
Value Fund	$14,840,154	$ 4,281,210	33,337,714
Growth Fund	--	67,921,401	31,565,034
Aggressive Growth Fund	--	3,036,764	11,789,201

(5) Investment Adviser Fee and Other Transactions with Affiliates

Investment Adviser Fee--Morgan Asset Management Inc., an indirect, wholly owned subsidiary of Regions Financial Corp., is the Trust's Adviser, and receives for its services an annual investment adviser fee based upon a percentage of each Fund's average daily net assets (see below). The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Fund Name	Investment Adviser Fee Percentage
Government Money Market Fund	0.50%
Treasury Money Market Fund	0.50%
Limited Maturity Government Fund	0.70%
Fixed Income Fund	0.75%
Balanced Fund	0.80%
Value Fund	0.80%
Growth Fund	0.80%
Aggressive Growth Fund	0.75%
Strategic Equity Fund	0.80%

Administrative and Sub-Administrative Fee--Federated Administrative Services ("FAS") provides the Trust with certain administrative personnel and services. The fee paid to FAS is based on a scale that ranges from 0.025% to 0.065% of the average aggregate net assets of the Trust for the period. Regions Bank serves as sub-administrator to the Trust. The fee paid to Regions Bank is based on a scale that ranges from 0.025% to 0.05% of the average aggregate assets of the Trust for the period. The total sub-administrative fee paid to Regions Bank for the six months ended May 31, 2003 was $290,677.

Distribution Services Fee--The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Funds will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Funds' Class B and C Shares to finance activities intended to result in the sale of the Funds' Class B and C Shares. The Plan provides that the Funds may incur distribution expenses according to the following schedule annually, to compensate FSC.

Fund Name	% of avg. daily net assets of each Fund's Class B Shares	% of avg. daily net assets of each Fund's Class C Shares
Treasury Money Market Fund	0.40%	N/A
Limited Maturity Government Fund	0.25%	0.75%
Fixed Income Fund	0.30%	0.75%
Balanced Fund	0.30%	0.75%
Value Fund	0.30%	0.75%
Growth Fund	0.30%	0.75%
Aggressive Growth Fund	0.30%	0.75%
Strategic Equity Fund	0.30%	0.75%

The Distributor may voluntarily choose to waive any portion of its fee. The Distributor can modify or terminate this voluntary waiver at any time at its sole discretion.

Shareholder Services Fee--Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of each Fund's Class A Shares, Class B Shares and Class C Shares average daily net assets for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer Agent and Dividend Disbursing Agent Fees--Morgan Keegan & Co. serves as transfer and dividend disbursing agent for the Funds. The fee paid to Morgan Keegan is based on the size, type, and number of accounts and transactions made by shareholders.

Custodian Fees--Regions Bank is the Funds' custodian. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

General--Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

(6) Investment Transactions

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended May 31, 2003, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$ 24,935,660	$ 35,840,625
Fixed Income Fund	33,837,650	33,767,720
Balanced Fund	56,188,545	64,760,764
Value Fund	207,442,856	201,048,451
Growth Fund	82,690,820	74,870,976
Aggressive Growth Fund	42,344,403	34,138,911
Strategic Equity Fund	54,718,466	53,136,965

Purchases and sales of long-term U.S. Government Securities for the six months ended May 31, 2003, were as follows:

Fund	Purchases	Sales
Limited Maturity Government Fund	$28,749,141	$ --
Fixed Income Fund	72,026,905	63,954,564
Balanced Fund	17,493,524	12,059,551

(7) Concentration of Credit Risk

The Funds may invest a portion of their assets in securities of companies that are deemed by the Fund's management to be classified in similar investment classifications. The economic developments within a particular classification may have an adverse effect on the ability of issuers to meet their obligations. Additionally, economic developments may have an adverse effect on the liquidity and volatility of portfolio securities.

(8) Change in Independent Accountants (Unaudited)

In August 2002, Deloitte & Touche LLP was dismissed as independent accountant for the Funds. PricewaterhouseCoopers LLP was selected as the Funds' independent accountant. The Funds' selection of PricewaterhouseCoopers as its independent accountant was recommended by the Funds' Audit Committee and was approved by the Funds' Board of Trustees.

The reports on the financial statements audited by Deloitte & Touche for the years ended November 30, 2001 and 2000 for the Funds did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. There were no disagreements between the Funds and Deloitte & Touche on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to the statisfaction of Deloitte & Touche would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the financial statements of such years.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Funds' prospectus which contains facts concerning their objectives and policies, management fees, expenses and other information.

Regions Morgan Keegan Select Aggressive Growth Fund Class A Shares	RAGAX	75913Q837
Regions Morgan Keegan Select Aggressive Growth Fund Class B Shares	RAGRX	75913Q845
Regions Morgan Keegan Select Aggressive Growth Fund Class C Shares	RMKAX	75913Q753
Regions Morgan Keegan Select Balanced Fund Class A Shares	FPALX	75913Q209
Regions Morgan Keegan Select Balanced Fund Class B Shares	FPBLX	75913Q100
Regions Morgan Keegan Select Balanced Fund Class C Shares	RMKBX	75913Q811
Regions Morgan Keegan Select Fixed Income Fund Class A Shares	RFIFX	75913Q803
Regions Morgan Keegan Select Fixed Income Fund Class B Shares	FPFTX	75913Q704
Regions Morgan Keegan Select Fixed Income Fund Class C Shares	RMKFX	75913Q779
Regions Morgan Keegan Select Government Money Market Fund Class A Shares	RMKXX	75913Q829
Regions Morgan Keegan Select Growth Fund Class A Shares	RGRAX	75913Q407
Regions Morgan Keegan Select Growth Fund Class B Shares	FPETX	75913Q308
Regions Morgan Keegan Select Growth Fund Class C Shares	RMKGX	75913Q761
Regions Morgan Keegan Select Limited Maturity Government Fund Class A Shares	RLMGX	75913Q852
Regions Morgan Keegan Select Limited Maturity Government Fund Class B Shares	FPLGX	75913Q860
Regions Morgan Keegan Select Limited Maturity Government Fund Class C Shares	RMKLX	75913Q795
Regions Morgan Keegan Select Strategic Equity Fund Class A Shares	RSEAX	75913Q613
Regions Morgan Keegan Select Strategic Equity Fund Class B Shares	RSEBX	75913Q597
Regions Morgan Keegan Select Strategic Equity Fund Class C Shares	RSECX	75913Q589
Regions Morgan Keegan Select Treasury Money Market Fund Class A Shares	FITXX	75913Q878
Regions Morgan Keegan Select Treasury Money Market Fund Class B Shares	FPIXX	75913Q886
Regions Morgan Keegan Select Value Fund Class A Shares	RVLAX	75913Q605
Regions Morgan Keegan Select Value Fund Class B Shares	FPEIX	75913Q506
Regions Morgan Keegan Select Value Fund Class C Shares	RMKVX	75913Q787

Federated Securities Corp., Distributor

G01186-03 (7/03)            TRU 166

Item 2.     Code of Ethics

            Not Applicable

Item 3.     Audit Committee Financial Expert

            Not Applicable

Item 4.     Principal Accountant Fees and Services

            Not Applicable

Items 5-6   [Reserved]

Item 7.     Disclosure of Proxy Voting Policies and Procedures for
            Closed-End Management Investment Companies

            Not Applicable

Item 8.     [Reserved]

Item 9.     Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls and procedures (as defined in rule 30a-2 under the  Investment  Company Act of 1940 (the  "Act")) are  effective  in design  and  operation  and  are  sufficient  to  form  the  basis  of  the certifications  required  by Rule  30a-2  under  the  Act,  based  on their evaluation of these  disclosure  controls and procedures  within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no significant changes in the registrant's internal controls, or the internal  controls of its service  providers,  or in other factors that could  significantly  affect these controls subsequent to the date of their evaluation,  including any  corrective  actions with regard to  significant deficiencies and material weaknesses.

Item 10.    Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Regions Morgan Keegan Select Funds

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 24, 2003

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ Peter J. Germain, Principal Executive Officer

Date        July 24, 2003

By          /S/ Richard J. Thomas, Principal Financial Officer

Date        July 24, 2003